UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number   811-07507

DWS Investments VIT Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2010

ITEM 1.	REPORT TO STOCKHOLDERS

DECEMBER 31, 2010

ANNUAL REPORT

DWS INVESTMENTS VIT FUNDS
DWS Small Cap Index VIP

Contents
4 Performance Summary
5 Information About Your Fund's Expenses
6 Management Summary
7 Portfolio Summary
8 Investment Portfolio
43 Statement of Assets and Liabilities
43 Statement of Operations
44 Statement of Changes in Net Assets
46 Financial Highlights
47 Notes to Financial Statements
52 Report of Independent Registered Public Accounting Firm
53 Tax Information
53 Proxy Voting
54 Investment Management Agreement Approval
57 Summary of Management Fee Evaluation by Independent Fee Consultant
59 Board Members and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus or summary prospectus, if available, call (800) 728-3337 or your financial representative. We advise you to consider the Fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund's performance to differ from that of the index. Any decline in value of a fund security that is out on loan by the portfolio will adversely affect performance. Financial failure of the borrower may mean a delay in recovery or loss of rights in the collateral. Stocks of smaller companies involve greater risk than securities of larger, more-established companies. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2010

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2010 are 0.56% and 0.81% for Class A and Class B shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Fund returns during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.
Growth of an Assumed $10,000 Investment
[] DWS Small Cap Index VIP — Class A [] Russell 2000® Index
The Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000 Index.
Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31

Comparative Results (as of December 31, 2010)
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$12,639	$10,539	$12,147	$17,702
	Average annual total return	26.39%	1.77%	3.97%	5.88%
Russell 2000 Index	Growth of $10,000	$12,685	$10,682	$12,446	$18,477
	Average annual total return	26.85%	2.22%	4.47%	6.33%
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$12,611	$10,458	$11,991	$16,208
	Average annual total return	26.11%	1.50%	3.70%	5.73%
Russell 2000 Index	Growth of $10,000	$12,685	$10,682	$12,446	$17,182
	Average annual total return	26.85%	2.22%	4.47%	6.44%

The growth of $10,000 is cumulative.

* The Fund commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2010 to December 31, 2010).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
Expenses and Value of a $1,000 Investment for the six months ended December 31, 2010
Actual Fund Return	Class A	Class B
Beginning Account Value 7/1/10	$1,000.00	$1,000.00
Ending Account Value 12/31/10	$1,292.70	$1,290.30
Expenses Paid per $1,000*	$3.00	$4.44
Hypothetical 5% Fund Return	Class A	Class B
Beginning Account Value 7/1/10	$1,000.00	$1,000.00
Ending Account Value 12/31/10	$1,022.59	$1,021.33
Expenses Paid per $1,000*	$2.64	$3.92

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.52%	.77%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option.

Management Summary December 31, 2010

As 2010 began, concerns surfaced regarding sovereign debt problems in Europe and possible contagion that could negatively affect the US banking sector, which in investors' minds remained vulnerable in the aftermath of the 2008 financial crisis. However, a few bright spots between February and April 2010 sparked renewed interest in equities, thanks to improving consumer confidence, strong fourth-quarter 2009 gross domestic product (GDP) growth and manufacturing activity that rose to its highest level in six years.1 In early May 2010, additional European sovereign concerns, the Gulf of Mexico oil spill and a possible slowdown in the Chinese economy (which could hurt US export levels) dampened enthusiasm. By the end of August 2010, investors had regained their enthusiasm for stocks as economic data began to reflect a stabilizing and moderately improving economy, especially given pockets of strength in the manufacturing sector. And market watchers were further encouraged by the US Federal Reserve Board's (the Fed's) implementation of quantitative easing measures to jump-start the economy and support asset prices.

For the 12 months ended December 31, 2010, the Fund returned 26.39% (Class A shares, unadjusted for contract charges), compared with the 26.85% return of the Russell 2000® Index.

To attempt to match the risk and return characteristics of the Russell 2000 Index as closely as possible, the Fund invests in a statistically selected sample of the securities found in the Russell 2000 Index, using a process known as "optimization." This process selects stocks for the Fund so that industry weightings, market capitalizations and fundamental characteristics (price-to-book ratios, price-to-earnings ratios, debt-to-asset ratios and dividend yields) closely match those of the securities in the Russell 2000 Index without purchasing all of the stocks in the index.2 Going forward, we will continue to seek returns that approximate those of the Index.

Brent Reeder

Portfolio Manager and Senior Vice President

Northern Trust Investments, Inc., Subadvisor to the Fund

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Fund's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

Risk Considerations

Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the Fund's performance to differ from that of the index. Any decline in value of a fund security that is out on loan by the Fund will adversely affect performance. Financial failure of the borrower may mean a delay in recovery or loss of rights in the collateral. Stocks of smaller companies involve greater risk than securities of larger, more-established companies. Stocks may decline in value. See the prospectus for details.

The Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 of the smallest companies in the Russell 3000® Index.

Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 Gross domestic product is the value of goods and services produced in an economy.

2 Price-to-earnings (P/E) ratio, or earnings multiple, is the price of a stock divided by its earnings per share. It is a widely used gauge of a stock's valuation that indicates what investors are paying for a company's earnings on a per share basis. Price-to-book (P/B) ratio is a measure of a stock's valuation relative to its book value (or total assets minus liabilities). A debt-to-asset ratio indicates what proportion of the company's assets are being financed through debt. A dividend yield is a financial ratio that shows how much a company pays out in dividends each year relative to its share price.

Portfolio management market commentary is as of December 31, 2010, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance does not guarantee future results. Current and future portfolio holdings are subject to risk.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	12/31/10	12/31/09

Common Stocks	97%	99%
Cash Equivalents*	3%	1%
	100%	100%

Sector Diversification (As a % of Common Stocks and Rights)	12/31/10	12/31/09

Financials	20%	20%
Information Technology	19%	18%
Industrials	16%	16%
Consumer Discretionary	14%	14%
Health Care	12%	14%
Energy	6%	5%
Materials	6%	5%
Consumer Staples	3%	4%
Utilities	3%	3%
Telecommunication Services	1%	1%
	100%	100%

Ten Largest Equity Holdings (2.6% of Net Assets)
1. Riverbed Technology, Inc. Manufactures and markets appliances used to connect computers in wide-area networks	0.4%
2. VeriFone Systems, Inc. Provides software-related services to enable transaction payments	0.3%
3. TIBCO Software, Inc. Provider of software solutions that enable businesses to integrate internal operations	0.3%
4. Brigham Exploration Co. Independent exploration and production company	0.3%
5. Nordson Corp. Manufacturer of industrial application equipment	0.3%
6. Deckers Outdoor Corp. Designs and markets function-oriented footwear and apparel	0.2%
7. Rackspace Hosting, Inc. Delivers Web sites, Web-based IT systems and provides related services	0.2%
8. Sotheby's Auctions fine arts, antiques and collectibles	0.2%
9. Baldor Electric Co. Manufactures and sells motors and drives	0.2%
10. Hecla Mining Co. Miner of domestic gold and silver	0.2%

Asset allocation, sector diversification and holdings are subject to change.

* In order to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market, the Fund invests in futures contracts.

For more complete details about the Fund's investment portfolio, see page 8.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio December 31, 2010

	Shares	Value ($)

Common Stocks 96.7%
Consumer Discretionary 13.2%
Auto Components 0.9%
American Axle & Manufacturing Holdings, Inc.*	16,210	208,460
Amerigon, Inc.*	6,283	68,359
Cooper Tire & Rubber Co.	16,641	392,395
Dana Holding Corp.*	38,599	664,289
Dorman Products, Inc.*	3,150	114,156
Drew Industries, Inc. (a)	5,172	117,508
Exide Technologies*	21,021	197,808
Fuel Systems Solutions, Inc.*	4,366	128,273
Modine Manufacturing Co.*	12,533	194,261
Shiloh Industries, Inc.	1,452	17,351
Spartan Motors, Inc.	8,264	50,328
Standard Motor Products, Inc.	5,063	69,363
Stoneridge, Inc.*	4,427	69,902
Superior Industries International, Inc.	6,453	136,933
Tenneco, Inc.*	16,482	678,399
Tower International, Inc.*	1,701	30,091
		3,137,876
Automobiles 0.0%
Winnebago Industries, Inc.*	7,961	121,007
Distributors 0.1%
Audiovox Corp. "A"*	4,134	35,676
Core-Mark Holding Co., Inc.*	2,898	103,140
Pool Corp. (a)	13,683	308,415
Weyco Group, Inc.	1,997	48,907
		496,138
Diversified Consumer Services 1.1%
American Public Education, Inc.*	5,091	189,589
Bridgepoint Education, Inc.* (a)	5,395	102,505
Cambium Learning Group, Inc.*	4,460	15,342
Capella Education Co.* (a)	4,576	304,670
Coinstar, Inc.*	8,618	486,400
Corinthian Colleges, Inc.* (a)	24,426	127,259
CPI Corp. (a)	1,290	29,090
Grand Canyon Education, Inc.*	8,575	167,984
K12, Inc.*	6,970	199,760
Learning Tree International, Inc.	1,724	16,481
Lincoln Educational Services Corp.	3,668	56,891
Mac-Gray Corp.	2,855	42,682
Matthews International Corp. "A"	8,352	292,153
National American University Holdings, Inc.	2,172	15,943
Pre-Paid Legal Services, Inc.* (a)	2,086	125,682
Princeton Review, Inc.* (a)	4,474	5,279
Regis Corp.	15,596	258,894
Sotheby's	18,352	825,840
Steiner Leisure Ltd.*	4,087	190,863
Stewart Enterprises, Inc. "A" (a)	22,136	148,090
Universal Technical Institute, Inc.	5,912	130,182
		3,731,579
Hotels Restaurants & Leisure 2.4%
AFC Enterprises, Inc.*	6,833	94,979
Ambassadors Group, Inc.	5,434	62,491
Ameristar Casinos, Inc.	6,974	109,004
Biglari Holdings, Inc.*	397	162,853
BJ's Restaurants, Inc.* (a)	6,198	219,595
	Shares	Value ($)

Bluegreen Corp.*	4,713	15,176
Bob Evans Farms, Inc.	8,385	276,370
Boyd Gaming Corp.* (a)	14,970	158,682
Bravo Brio Restaurant Group, Inc.*	3,098	59,389
Buffalo Wild Wings, Inc.* (a)	4,892	214,514
California Pizza Kitchen, Inc.*	5,166	89,268
Caribou Coffee Co., Inc.* (a)	2,042	20,583
Carrols Restaurant Group, Inc.*	3,474	25,777
CEC Entertainment, Inc.*	5,638	218,924
Churchill Downs, Inc.	3,191	138,489
Cracker Barrel Old Country Store, Inc.	6,572	359,948
Denny's Corp.*	26,161	93,656
DineEquity, Inc.*	4,887	241,320
Domino's Pizza, Inc.*	10,129	161,558
Einstein Noah Restaurant Group, Inc.*	1,465	20,583
Empire Resorts, Inc.* (a)	7,096	7,309
Gaylord Entertainment Co.* (a)	9,612	345,455
Interval Leisure Group, Inc.*	10,729	173,166
Isle of Capri Casinos, Inc.* (a)	4,142	42,331
Jack in the Box, Inc.*	15,234	321,894
Jamba, Inc.* (a)	16,512	37,482
Krispy Kreme Doughnuts, Inc.*	15,311	106,871
LIFE TIME FITNESS, Inc.*	11,357	465,523
Marcus Corp.	5,759	76,422
McCormick & Schmick's Seafood Restaurants, Inc.*	3,869	35,169
Monarch Casino & Resort, Inc.*	2,791	34,888
Morgans Hotel Group Co.*	5,613	50,910
Multimedia Games, Inc.*	6,526	36,415
O'Charley's, Inc.*	4,969	35,777
Orient-Express Hotels Ltd. "A"*	27,856	361,849
P.F. Chang's China Bistro, Inc. (a)	6,397	309,999
Papa John's International, Inc.*	5,730	158,721
Peet's Coffee & Tea, Inc.* (a)	3,320	138,577
Pinnacle Entertainment, Inc.*	16,256	227,909
Red Lion Hotels Corp.*	3,771	30,093
Red Robin Gourmet Burgers, Inc.*	4,469	95,949
Ruby Tuesday, Inc.* (a)	17,835	232,925
Ruth's Hospitality Group, Inc.* (a)	8,401	38,897
Scientific Games Corp. "A"*	18,009	179,370
Shuffle Master, Inc.*	15,131	173,250
Sonic Corp.*	17,268	174,752
Speedway Motorsports, Inc.	3,493	53,513
Texas Roadhouse, Inc. "A"* (a)	15,835	271,887
The Cheesecake Factory, Inc.*	16,528	506,749
Vail Resorts, Inc.* (a)	10,029	521,909
		7,989,120
Household Durables 0.7%
American Greetings Corp. "A"	10,726	237,688
Beazer Homes USA, Inc.* (a)	20,100	108,339
Blyth, Inc.	1,364	47,031
Brookfield Homes Corp.*	2,212	20,793
Cavco Industries, Inc.*	1,729	80,727
CSS Industries, Inc.	1,866	38,458
Ethan Allen Interiors, Inc. (a)	6,553	131,126
Furniture Brands International, Inc.* (a)	12,765	65,612
Helen of Troy Ltd.*	8,362	248,686
Hooker Furniture Corp.	3,076	43,464
	Shares	Value ($)

Hovnanian Enterprises, Inc. "A"* (a)	13,245	54,172
iRobot Corp.* (a)	5,806	144,453
Kid Brands, Inc.*	3,454	29,532
La-Z-Boy, Inc.*	13,965	125,964
Libbey, Inc.*	5,503	85,131
Lifetime Brands, Inc.*	2,536	35,605
M/I Homes, Inc.*	4,785	73,593
Meritage Homes Corp.* (a)	8,766	194,605
Ryland Group, Inc.	12,296	209,401
Sealy Corp.*	13,302	38,842
Skyline Corp.	1,800	46,944
Standard Pacific Corp.*	29,406	135,268
Universal Electronics, Inc.*	3,681	104,430
		2,299,864
Internet & Catalog Retail 0.4%
1-800 FLOWERS.COM, Inc. "A"*	5,298	14,252
Blue Nile, Inc.* (a)	3,521	200,908
drugstore.com, Inc.*	25,647	56,680
Gaiam, Inc. "A"	4,005	30,838
HSN, Inc.*	10,611	325,121
NutriSystem, Inc.	7,547	158,713
Orbitz Worldwide, Inc.*	5,489	30,684
Overstock.com, Inc.* (a)	3,989	65,739
PetMed Express, Inc.	6,564	116,905
Shutterfly, Inc.*	7,431	260,308
US Auto Parts Network, Inc.*	4,076	34,238
Vitacost.com, Inc.*	3,971	22,635
		1,317,021
Leisure Equipment & Products 0.7%
Arctic Cat, Inc.*	3,341	48,912
Brunswick Corp. (a)	24,194	453,395
Callaway Golf Co. (a)	18,370	148,246
Eastman Kodak Co.*	72,956	391,044
JAKKS Pacific, Inc.* (a)	7,968	145,177
Johnson Outdoors, Inc. "A"*	1,177	14,736
Leapfrog Enterprises, Inc.*	8,924	49,528
Marine Products Corp.*	3,050	20,313
Polaris Industries, Inc. (a)	8,544	666,603
RC2 Corp.*	5,819	126,680
Smith & Wesson Holding Corp.*	15,947	59,642
Steinway Musical Instruments, Inc.*	1,547	30,708
Sturm, Ruger & Co., Inc. (a)	5,033	76,955
Summer Infant, Inc.*	2,899	21,974
		2,253,913
Media 1.3%
AH Belo Corp. "A"*	4,929	42,882
Arbitron, Inc. (a)	7,209	299,318
Ascent Media Corp. "A"*	3,951	153,141
Ballantyne Strong, Inc.*	3,936	30,583
Beasley Broadcast Group, Inc. "A"*	1,548	9,273
Belo Corp. "A"*	24,469	173,241
Carmike Cinemas, Inc.*	2,291	17,687
Cinemark Holdings, Inc.	15,767	271,823
CKX, Inc.*	15,460	62,304
Crown Media Holdings, Inc.* (a)	7,874	20,630
Cumulus Media, Inc. "A"*	6,071	26,166
Dex One Corp.*	13,851	103,328
E.W. Scripps Co. "A"*	8,712	88,427
Entercom Communications Corp. "A"*	6,479	75,027
	Shares	Value ($)

Entravision Communications Corp. "A"*	13,431	34,518
Fisher Communications, Inc.*	1,534	33,441
Global Sources Ltd.*	4,670	44,458
Gray Television, Inc.*	13,451	25,153
Harte-Hanks, Inc.	10,392	132,706
Journal Communications, Inc. "A"*	12,400	62,620
Knology, Inc.*	8,381	130,995
Lee Enterprises, Inc.* (a)	12,363	30,413
Lin TV Corp. "A"*	7,600	40,280
Lions Gate Entertainment Corp.* (a)	18,941	123,306
Live Nation Entertainment, Inc.*	38,646	441,337
LodgeNet Interactive Corp.*	6,546	27,820
Martha Stewart Living Omnimedia, Inc. "A"* (a)	6,536	28,889
McClatchy Co. "A"* (a)	16,458	76,859
Media General, Inc. "A"* (a)	6,082	35,154
Mediacom Communications Corp. "A"*	10,992	92,992
National CineMedia, Inc.	14,308	284,872
Nexstar Broadcasting Group, Inc. "A"*	2,951	17,676
Outdoor Channel Holdings, Inc.*	2,580	18,499
Playboy Enterprises, Inc. "B"*	5,144	26,852
PRIMEDIA, Inc.	5,413	22,735
Radio One, Inc. "D"*	8,606	9,639
ReachLocal, Inc.* (a)	1,327	26,421
Rentrak Corp.*	2,627	79,230
Scholastic Corp. (a)	8,358	246,895
Sinclair Broadcast Group, Inc. "A"	12,426	101,645
SuperMedia, Inc.*	3,544	30,868
Valassis Communications, Inc.*	13,600	439,960
Value Line, Inc.	300	4,335
Warner Music Group Corp.*	12,491	70,324
Westwood One, Inc.* (a)	1,464	13,366
World Wrestling Entertainment, Inc. "A" (a)	6,700	95,408
		4,223,496
Multiline Retail 0.4%
99 Cents Only Stores*	12,306	196,158
Dillard's, Inc. "A" (a)	11,055	419,427
Fred's, Inc.	10,777	148,291
Gordmans Stores, Inc.*	1,495	25,056
Retail Ventures, Inc.*	6,581	107,270
Saks, Inc.* (a)	36,641	392,059
The Bon-Ton Stores, Inc.* (a)	3,254	41,196
Tuesday Morning Corp.*	8,409	44,399
		1,373,856
Specialty Retail 3.2%
America's Car-Mart, Inc.*	2,527	68,431
AnnTaylor Stores Corp.*	16,119	441,499
Asbury Automotive Group, Inc.*	7,796	144,070
Ascena Retail Group, Inc.*	16,026	423,407
Barnes & Noble, Inc. (a)	10,711	151,561
bebe stores, inc.	9,065	54,027
Big 5 Sporting Goods Corp.	5,758	87,925
Body Central Corp.*	1,582	22,575
Books-A-Million, Inc.	2,112	12,250
Borders Group, Inc.*	14,217	12,798
Brown Shoe Co., Inc.	12,119	168,818
Build-A-Bear Workshop, Inc.* (a)	4,581	34,999
Cabela's, Inc.*	10,815	235,226
Casual Male Retail Group, Inc.*	11,533	54,666
	Shares	Value ($)

Cato Corp. "A"	7,605	208,453
Charming Shoppes, Inc.*	31,436	111,598
Children's Place Retail Stores, Inc.*	7,171	355,968
Christopher & Banks Corp.	9,416	57,908
Citi Trends, Inc.*	4,144	101,735
Coldwater Creek, Inc.*	16,271	51,579
Collective Brands, Inc.*	17,717	373,829
Conn's, Inc.* (a)	4,800	22,464
Destination Maternity Corp.*	1,244	47,185
DSW, Inc. "A"* (a)	3,915	153,076
Express, Inc.	4,432	83,322
Genesco, Inc.*	6,658	249,608
Group 1 Automotive, Inc. (a)	6,604	275,783
Haverty Furniture Companies, Inc.	4,666	60,565
hhgregg, Inc.* (a)	3,700	77,515
Hibbett Sports, Inc.* (a)	7,964	293,872
Hot Topic, Inc.	12,934	81,096
Jo-Ann Stores, Inc.*	7,591	457,130
Jos. A. Bank Clothiers, Inc.* (a)	7,387	297,844
Kirkland's, Inc.*	4,641	65,113
Lithia Motors, Inc. "A"	6,265	89,527
Lumber Liquidators Holdings, Inc.* (a)	6,157	153,371
MarineMax, Inc.*	6,120	57,222
Midas, Inc.*	4,041	32,773
Monro Muffler Brake, Inc.	8,243	285,108
New York & Co., Inc.*	8,045	35,559
OfficeMax, Inc.*	23,523	416,357
Pacific Sunwear of California, Inc.* (a)	18,638	101,018
Penske Automotive Group, Inc.*	12,276	213,848
Pier 1 Imports, Inc.*	28,979	304,279
Rent-A-Center, Inc. (a)	18,134	585,366
Rue21, Inc.*	4,064	119,116
Sally Beauty Holdings, Inc.* (a)	25,528	370,922
Select Comfort Corp.*	15,098	137,845
Shoe Carnival, Inc.*	2,522	68,094
Sonic Automotive, Inc. "A"	11,092	146,858
Stage Stores, Inc.	10,067	174,562
Stein Mart, Inc.	7,871	72,807
Systemax, Inc.*	2,979	42,004
Talbots, Inc.*	19,441	165,637
The Buckle, Inc.	7,007	264,654
The Finish Line, Inc. "A"	14,063	241,743
The Men's Wearhouse, Inc.	14,207	354,891
The Pep Boys — Manny, Moe & Jack	14,361	192,868
The Wet Seal, Inc. "A"*	26,409	97,713
Ulta Salon, Cosmetics & Fragrance, Inc.*	8,696	295,664
Vitamin Shoppe, Inc.*	4,439	149,328
West Marine, Inc.*	3,594	38,025
Winmark Corp.	666	22,404
Zumiez, Inc.*	5,477	147,167
		10,714,625
Textiles, Apparel & Luxury Goods 2.0%
American Apparel, Inc.* (a)	10,700	17,762
Carter's, Inc.*	16,373	483,167
Cherokee, Inc.	1,925	36,209
Columbia Sportswear Co.	3,123	188,317
Crocs, Inc.* (a)	23,535	402,919
Culp, Inc.*	2,428	25,154
Deckers Outdoor Corp.* (a)	10,641	848,513
Delta Apparel, Inc.*	1,605	21,668
	Shares	Value ($)

G-III Apparel Group Ltd.*	4,109	144,431
Iconix Brand Group, Inc.*	19,970	385,621
Joe's Jeans, Inc.* (a)	11,674	18,212
K-Swiss, Inc. "A"* (a)	7,254	90,457
Kenneth Cole Productions, Inc. "A"*	2,090	26,104
LaCrosse Footwear, Inc. (a)	1,258	20,631
Liz Claiborne, Inc.* (a)	26,210	187,664
Maidenform Brands, Inc.* (a)	6,328	150,417
Movado Group, Inc.*	4,312	69,596
Oxford Industries, Inc.	3,379	86,536
Perry Ellis International, Inc.*	2,639	72,493
Quiksilver, Inc.* (a)	35,891	181,967
R.G. Barry Corp.	2,256	25,087
Skechers USA, Inc. "A"*	9,703	194,060
Steven Madden Ltd.*	6,708	279,858
The Jones Group, Inc.	24,145	375,213
The Warnaco Group, Inc.*	12,177	670,587
Timberland Co. "A"*	10,756	264,490
True Religion Apparel, Inc.* (a)	7,019	156,243
Under Armour, Inc. "A"* (a)	9,730	533,593
Unifi, Inc.*	3,776	63,928
Vera Bradley, Inc.*	3,478	114,774
Volcom, Inc.	5,233	98,747
Wolverine World Wide, Inc.	13,471	429,456
		6,663,874
Consumer Staples 2.9%
Beverages 0.2%
Boston Beer Co., Inc. "A"*	2,343	222,796
Coca-Cola Bottling Co. Consolidated	1,174	65,251
Heckmann Corp.*	24,589	123,682
MGP Ingredients, Inc. (a)	3,092	34,136
National Beverage Corp.	2,978	39,131
Primo Water Corp.*	2,550	36,235
		521,231
Food & Staples Retailing 0.8%
Arden Group, Inc. "A"	379	31,268
Casey's General Stores, Inc.	10,332	439,213
Ingles Markets, Inc. "A"	3,451	66,259
Nash Finch Co.	3,425	145,597
Pantry, Inc.*	6,094	121,027
PriceSmart, Inc.	4,367	166,077
Rite Aid Corp.*	155,027	136,920
Ruddick Corp.	12,152	447,680
Spartan Stores, Inc.	6,153	104,293
Susser Holdings Corp.*	2,300	31,855
The Andersons, Inc.	4,983	181,132
The Fresh Market, Inc.*	4,167	171,680
United Natural Foods, Inc.*	13,203	484,286
Village Super Market, Inc. "A"	1,627	53,691
Weis Markets, Inc.	3,112	125,507
Winn-Dixie Stores, Inc.*	14,945	107,156
		2,813,641
Food Products 1.2%
Alico, Inc.	1,130	26,939
B&G Foods, Inc. "A"	13,223	181,552
Bridgford Foods Corp.	620	8,835
Cal-Maine Foods, Inc. (a)	3,751	118,457
Calavo Growers, Inc. (a)	2,900	66,845
Chiquita Brands International, Inc.* (a)	12,448	174,521
	Shares	Value ($)

Darling International, Inc.*	22,589	299,982
Diamond Foods, Inc. (a)	6,044	321,420
Dole Food Co., Inc.* (a)	9,680	130,777
Farmer Brothers Co.	1,596	28,409
Fresh Del Monte Produce, Inc.	10,959	273,427
Griffin Land & Nurseries, Inc.	617	19,978
Hain Celestial Group, Inc.*	11,242	304,208
Harbinger Group, Inc.*	2,645	16,373
Imperial Sugar Co. (a)	3,462	46,287
J & J Snack Foods Corp.	3,934	189,776
John B. Sanfilippo & Son, Inc.*	2,193	27,281
Lancaster Colony Corp.	5,336	305,219
Lifeway Foods, Inc.*	1,481	14,144
Limoneira Co.	2,264	64,977
Pilgrim's Pride Corp.*	13,503	95,736
Sanderson Farms, Inc.	6,222	243,591
Seneca Foods Corp. "A"*	2,092	56,442
Smart Balance, Inc.*	16,748	72,519
Snyders-Lance, Inc.	7,176	168,205
Tootsie Roll Industries, Inc. (a)	6,544	189,580
TreeHouse Foods, Inc.* (a)	9,561	488,471
		3,933,951
Household Products 0.2%
Central Garden & Pet Co. "A"*	15,911	157,200
Oil-Dri Corp. of America	1,524	32,751
Spectrum Brands Holdings, Inc.*	4,981	155,258
WD-40 Co.	4,578	184,402
		529,611
Personal Products 0.3%
Elizabeth Arden, Inc.*	6,467	148,806
Female Health Co.	4,952	28,177
Inter Parfums, Inc.	4,035	76,060
Medifast, Inc.*	3,817	110,235
Nature's Sunshine Products, Inc.*	2,086	18,732
Nu Skin Enterprises, Inc. "A"	13,410	405,787
Nutraceutical International Corp.*	2,493	35,376
Prestige Brands Holdings, Inc.*	11,537	137,867
Revlon, Inc. "A"*	2,941	28,939
Schiff Nutrition International, Inc.	3,390	30,781
Synutra International, Inc.* (a)	4,980	66,981
USANA Health Sciences, Inc.*	1,560	67,782
		1,155,523
Tobacco 0.2%
Alliance One International, Inc.* (a)	24,294	103,007
Star Scientific, Inc.* (a)	27,533	53,689
Universal Corp. (a)	6,691	272,324
Vector Group Ltd. (a)	12,529	217,002
		646,022
Energy 6.2%
Energy Equipment & Services 2.1%
Allis-Chalmers Energy, Inc.*	10,117	71,730
Basic Energy Services, Inc.*	6,305	103,906
Bristow Group, Inc.*	9,777	462,941
Cal Dive International, Inc.*	26,185	148,469
CARBO Ceramics, Inc. (a)	5,200	538,408
Complete Production Services, Inc.*	21,215	626,903
Dawson Geophysical Co.*	2,194	69,989
Dril-Quip, Inc.*	9,295	722,407
Global Geophysical Services, Inc.*	2,163	22,452
Global Industries Ltd.*	27,685	191,857
	Shares	Value ($)

Gulf Island Fabrication, Inc.	3,989	112,410
GulfMark Offshore, Inc. "A"*	6,243	189,787
Helix Energy Solutions Group, Inc.*	28,987	351,902
Hercules Offshore, Inc.*	31,376	108,561
Hornbeck Offshore Services, Inc.*	6,337	132,317
ION Geophysical Corp.* (a)	35,204	298,530
Key Energy Services, Inc.*	34,727	450,756
Lufkin Industries, Inc.	8,251	514,780
Matrix Service Co.*	7,456	90,814
Natural Gas Services Group*	3,396	64,218
Newpark Resources, Inc.*	24,565	151,320
OYO Geospace Corp.*	1,125	111,499
Parker Drilling Co.* (a)	32,576	148,872
PHI, Inc. (Non Voting)*	3,834	72,233
Pioneer Drilling Co.*	14,927	131,507
RPC, Inc. (a)	11,987	217,195
Seahawk Drilling, Inc.*	3,029	27,110
T-3 Energy Services, Inc.*	3,630	144,583
Tesco Corp.*	8,408	133,519
TETRA Technologies, Inc.*	20,699	245,697
Union Drilling, Inc.*	3,732	27,169
Vantage Drilling Co.*	40,462	82,138
Willbros Group, Inc.*	12,672	124,439
		6,890,418
Oil, Gas & Consumable Fuels 4.1%
Abraxas Petroleum Corp.*	18,561	84,824
Alon USA Energy, Inc. (a)	1,860	11,123
Amyris, Inc.*	1,555	41,487
Apco Oil & Gas International, Inc.	2,449	140,817
Approach Resources, Inc.*	4,828	111,527
ATP Oil & Gas Corp.* (a)	11,968	200,344
Berry Petroleum Co. "A"	13,934	608,916
Bill Barrett Corp.*	12,749	524,366
BPZ Resources, Inc.* (a)	26,947	128,268
Brigham Exploration Co.*	31,820	866,777
Callon Petroleum Co.*	7,970	47,182
CAMAC Energy, Inc.*	13,139	26,147
Carrizo Oil & Gas, Inc.*	8,696	299,925
Cheniere Energy, Inc.* (a)	15,612	86,178
Clayton Williams Energy, Inc.*	1,610	135,192
Clean Energy Fuels Corp.*	12,413	171,796
Cloud Peak Energy, Inc.*	8,836	205,260
Contango Oil & Gas Co.*	3,234	187,346
Crosstex Energy, Inc. (a)	10,946	96,982
CVR Energy, Inc.*	8,358	126,874
Delek US Holdings, Inc.	3,425	24,934
Delta Petroleum Corp.* (a)	52,293	39,743
DHT Holdings, Inc. (a)	14,120	65,658
Endeavour International Corp.* (a)	6,180	85,284
Energy Partners Ltd.*	8,023	119,222
Energy XXI (Bermuda) Ltd.*	18,963	524,706
Evolution Petroleum Corp.*	3,988	26,002
FX Energy, Inc.* (a)	12,008	73,849
Gastar Exploration Ltd.*	14,946	64,268
General Maritime Corp. (a)	22,087	71,783
GeoResources, Inc.*	3,571	79,312
GMX Resources, Inc.* (a)	7,817	43,150
Golar LNG Ltd.	10,143	152,246
Goodrich Petroleum Corp.* (a)	6,451	113,796
Green Plains Renewable Energy, Inc.* (a)	5,352	60,263
Gulfport Energy Corp.*	7,449	161,271
Hallador Energy Co.	983	10,312
	Shares	Value ($)

Harvest Natural Resources, Inc.* (a)	8,927	108,642
Houston American Energy Corp.	4,975	89,998
International Coal Group, Inc.* (a)	35,614	275,652
Isramco, Inc.*	336	28,325
James River Coal Co.*	7,646	193,673
Knightsbridge Tankers Ltd. (a)	6,726	149,788
Kodiak Oil & Gas Corp.*	48,684	321,314
L&L Energy, Inc.* (a)	4,662	50,350
Magnum Hunter Resources Corp.*	15,024	108,173
McMoRan Exploration Co.*	26,189	448,879
Miller Petroleum, Inc.*	4,979	25,891
Nordic American Tanker Shipping Ltd. (a)	12,680	329,934
Northern Oil & Gas, Inc.*	14,885	405,021
Oasis Petroleum, Inc.*	13,125	355,950
Overseas Shipholding Group, Inc. (a)	7,099	251,447
Panhandle Oil & Gas, Inc.	1,844	50,562
Patriot Coal Corp.* (a)	21,682	419,980
Penn Virginia Corp. (a)	12,658	212,908
Petroleum Development Corp.*	6,450	272,254
PetroQuest Energy, Inc.*	14,506	109,230
RAM Energy Resources, Inc.*	15,314	28,178
Rentech, Inc.* (a)	59,802	72,958
Resolute Energy Corp.* (a)	10,479	154,670
REX American Resources Corp.*	1,849	28,401
Rex Energy Corp.*	8,503	116,066
Rosetta Resources, Inc.*	14,451	543,936
Scorpio Tankers, Inc.*	4,696	47,477
Ship Finance International Ltd.	12,208	262,716
Stone Energy Corp.* (a)	11,739	261,662
Swift Energy Co.* (a)	11,558	452,496
Syntroleum Corp.*	20,697	38,289
Teekay Tankers Ltd. "A"	8,811	108,728
TransAtlantic Petroleum Ltd.*	40,722	135,604
Uranium Energy Corp.* (a)	17,134	103,489
USEC, Inc.* (a)	31,294	188,390
VAALCO Energy, Inc.*	13,865	99,273
Venoco, Inc.*	5,429	100,165
W&T Offshore, Inc.	9,322	166,584
Warren Resources, Inc.*	19,323	87,340
Western Refining, Inc.* (a)	14,234	150,596
World Fuel Services Corp.	18,815	680,350
		13,852,469
Financials 19.7%
Capital Markets 1.9%
American Capital Ltd.*	93,358	705,787
Arlington Asset Investment Corp. "A"	1,872	44,909
Artio Global Investors, Inc. "A"	7,712	113,752
BGC Partners, Inc. "A" (a)	15,712	130,567
BlackRock Kelso Capital Corp.	19,528	215,980
Calamos Asset Management, Inc. "A"	5,040	70,560
Capital Southwest Corp.	783	81,275
Cohen & Steers, Inc.	4,940	128,934
Cowen Group, Inc. "A"*	10,029	46,735
Diamond Hill Investment Group	700	50,638
Duff & Phelps Corp. "A"	7,539	127,108
Epoch Holding Corp.	3,491	54,215
Evercore Partners, Inc. "A"	4,323	146,982
FBR Capital Markets Corp.*	14,578	55,688
	Shares	Value ($)

Fifth Street Finance Corp.	15,294	185,669
Financial Engines, Inc.*	3,578	70,952
GAMCO Investors, Inc. "A"	1,843	88,482
GFI Group, Inc.	18,300	85,827
Gladstone Capital Corp. (a)	5,787	66,666
Gladstone Investment Corp.	6,600	50,490
Gleacher & Co., Inc.*	21,525	51,014
Harris & Harris Group, Inc.*	8,500	37,230
Hercules Technology Growth Capital, Inc.	9,461	98,016
HFF, Inc. "A"*	5,279	50,995
International Assets Holding Corp.* (a)	3,389	79,980
Investment Technology Group, Inc.*	12,036	197,029
JMP Group, Inc.	4,691	35,792
KBW, Inc. (a)	9,802	273,672
Knight Capital Group, Inc. "A"* (a)	25,590	352,886
LaBranche & Co., Inc.*	9,695	34,902
Ladenburg Thalmann Financial Services, Inc.* (a)	25,243	29,534
Main Street Capital Corp.	4,164	75,743
MCG Capital Corp.	21,116	147,179
Medallion Financial Corp.	4,500	36,900
MF Global Holdings Ltd.* (a)	31,431	262,763
MVC Capital, Inc.	6,694	97,732
NGP Capital Resources Co.	5,775	53,130
Oppenheimer Holdings, Inc. "A"	2,816	73,807
optionsXpress Holdings, Inc.	11,646	182,493
PennantPark Investment Corp.	9,725	119,034
Penson Worldwide, Inc.* (a)	5,222	25,536
Piper Jaffray Companies, Inc.*	4,196	146,902
Prospect Capital Corp.	22,509	243,097
Pzena Investment Management, Inc. "A"	1,434	10,540
Rodman & Renshaw Capital Group, Inc.*	4,364	11,696
Safeguard Scientifics, Inc.*	5,644	96,400
Sanders Morris Harris Group, Inc.	6,136	44,486
Solar Capital Ltd.	1,550	38,409
Stifel Financial Corp.*	9,342	579,578
SWS Group, Inc.	7,909	39,941
TICC Capital Corp.	8,742	97,998
TradeStation Group, Inc.*	11,290	76,208
Triangle Capital Corp.	4,078	77,482
Virtus Investment Partners, Inc.*	1,293	58,663
Westwood Holdings Group, Inc.	1,573	62,857
		6,420,840
Commercial Banks 5.6%
1st Source Corp.	3,964	80,231
1st United Bancorp., Inc.*	6,090	42,082
Alliance Financial Corp. (a)	1,287	41,634
American National Bankshares, Inc.	1,473	34,689
Ameris Bancorp. (a)	6,570	69,248
Ames National Corp. (a)	2,109	45,702
Arrow Financial Corp.	2,657	73,094
BancFirst Corp.	1,825	75,172
Banco Latinoamericano de Comercio Exterior SA "E"	7,652	141,256
Bancorp. Rhode Island, Inc.	1,041	30,283
Bank of Marin Bancorp.	1,461	51,135
Bank of the Ozarks, Inc.	3,578	155,106
Boston Private Financial Holdings, Inc.	19,905	130,378
	Shares	Value ($)

Bridge Bancorp., Inc.	1,549	38,183
Bryn Mawr Bank Corp. (a)	2,771	48,354
Camden National Corp.	2,116	76,663
Capital City Bank Group, Inc.	3,126	39,388
Cardinal Financial Corp.	7,879	91,633
Cathay General Bancorp.	21,574	360,286
Center Financial Corp.*	9,881	74,898
Centerstate Banks, Inc.	7,374	58,402
Century Bancorp., Inc. "A"	1,033	27,674
Chemical Financial Corp.	6,740	149,291
Citizens & Northern Corp.	3,007	44,684
Citizens Republic Bancorp., Inc.*	107,757	66,271
City Holding Co. (a)	4,338	157,166
CNB Financial Corp.	3,400	50,354
CoBiz Financial, Inc. (a)	9,034	54,927
Columbia Banking System, Inc.	10,872	228,964
Community Bank System, Inc.	9,101	252,735
Community Trust Bancorp., Inc.	3,759	108,861
CVB Financial Corp. (a)	25,006	216,802
Danvers Bancorp., Inc.	5,171	91,372
Eagle Bancorp., Inc.*	4,712	67,994
Encore Bancshares, Inc.*	2,230	22,880
Enterprise Financial Services Corp.	3,626	37,928
Financial Institutions, Inc.	2,853	54,121
First BanCorp. — North Carolina	4,128	63,200
First BanCorp. — Puerto Rico* (a)	23,808	10,952
First Bancorp., Inc.	2,700	42,633
First Busey Corp.	14,323	67,318
First Commonwealth Financial Corp.	27,969	198,020
First Community Bancshares, Inc.	4,380	65,437
First Financial Bancorp.	16,027	296,179
First Financial Bankshares, Inc. (a)	5,751	294,336
First Financial Corp. — Indiana	3,054	107,318
First Interstate BancSystem, Inc. "A"	3,449	52,563
First Merchants Corp.	6,928	61,382
First Midwest Bancorp., Inc. (a)	20,572	236,989
First of Long Island Corp.	2,064	59,670
First South Bancorp., Inc.	2,400	15,528
FirstMerit Corp.	29,720	588,159
FNB Corp. (a)	30,875	303,192
German American Bancorp., Inc. (a)	2,880	53,035
Glacier Bancorp., Inc.	19,705	297,743
Great Southern Bancorp., Inc.	2,688	63,410
Greene Bancshares, Inc.* (a)	3,288	10,522
Hancock Holding Co.	8,112	282,784
Hanmi Financial Corp.*	28,808	33,129
Heartland Financial USA, Inc.	3,621	63,223
Heritage Financial Corp.*	2,663	37,069
Home Bancorp., Inc.*	2,056	28,414
Home Bancshares, Inc.	6,054	133,370
Hudson Valley Holding Corp.	3,621	89,661
IBERIABANK Corp.	7,363	435,374
Independent Bank Corp. — Massachusetts (a)	5,748	155,483
International Bancshares Corp.	14,696	294,361
Investors Bancorp., Inc.*	12,838	168,435
Lakeland Bancorp., Inc.	5,557	60,960
Lakeland Financial Corp.	4,216	90,475
MainSource Financial Group, Inc.	5,170	53,820
MB Financial, Inc.	14,648	253,703
Merchants Bancshares, Inc.	1,476	40,679
Metro Bancorp., Inc.*	3,770	41,508
	Shares	Value ($)

MidSouth Bancorp., Inc.	2,182	33,516
MidWestOne Financial Group, Inc.	1,903	28,754
Nara Bancorp., Inc.*	10,756	105,624
National Bankshares, Inc.	1,801	56,713
National Penn Bancshares, Inc.	34,626	278,047
NBT Bancorp., Inc.	9,497	229,353
Northfield Bancorp., Inc. (a)	4,859	64,722
Old National Bancorp.	23,471	279,070
OmniAmerican Bancorp., Inc.*	3,324	45,040
Oriental Financial Group, Inc. (a)	12,709	158,735
Orrstown Financial Services, Inc.	1,658	45,446
Pacific Continental Corp.	5,134	51,648
PacWest Bancorp. (a)	8,614	184,167
Park National Corp.	3,448	250,566
Peapack-Gladstone Financial Corp.	2,730	35,626
Penns Woods Bancorp., Inc.	938	37,332
Peoples Bancorp., Inc.	2,888	45,197
Pinnacle Financial Partners, Inc.*	9,119	123,836
Porter Bancorp., Inc.	767	7,903
PrivateBancorp., Inc.	14,329	206,051
Prosperity Bancshares, Inc.	12,827	503,845
Renasant Corp. (a)	6,723	113,686
Republic Bancorp., Inc. "A" (a)	2,881	68,424
S&T Bancorp., Inc.	6,950	157,000
S.Y. Bancorp., Inc. (a)	3,280	80,524
Sandy Spring Bancorp., Inc. (a)	6,664	122,817
SCBT Financial Corp.	3,587	117,474
Sierra Bancorp.	3,235	34,712
Signature Bank*	11,282	564,100
Simmons First National Corp. "A"	4,789	136,486
Southside Bancshares, Inc.	4,077	85,902
Southwest Bancorp., Inc.*	5,458	67,679
State Bancorp., Inc.	4,711	43,577
StellarOne Corp.	6,044	87,880
Sterling Bancorp.	7,483	78,347
Sterling Bancshares, Inc.	25,443	178,610
Suffolk Bancorp.	2,554	63,033
Susquehanna Bancshares, Inc.	35,171	340,455
SVB Financial Group*	11,490	609,544
Taylor Capital Group, Inc.*	2,671	35,124
Texas Capital Bancshares, Inc.*	10,126	215,380
The Bancorp., Inc.*	6,263	63,695
Tompkins Financial Corp.	2,172	85,055
Tower Bancorp., Inc.	1,999	44,058
TowneBank (a)	6,517	103,555
TriCo Bancshares	3,873	62,549
Trustmark Corp. (a)	17,280	429,235
UMB Financial Corp.	8,701	360,395
Umpqua Holdings Corp.	31,287	381,076
Union First Market Bankshares Corp.	5,215	77,078
United Bankshares, Inc.	10,733	313,404
United Community Banks, Inc.*	26,924	52,502
Univest Corp. of Pennsylvania	4,332	83,044
Virginia Commerce Bancorp., Inc.*	5,560	34,361
Washington Banking Co.	4,402	60,351
Washington Trust Bancorp., Inc.	3,900	85,332
Webster Financial Corp.	18,084	356,255
WesBanco, Inc.	6,130	116,225
West Bancorp. (a)	4,052	31,565
West Coast Bancorp.*	26,072	73,523
Westamerica Bancorp.	8,112	449,973
Western Alliance Bancorp.*	17,904	131,773
	Shares	Value ($)

Whitney Holding Corp.	26,736	378,314
Wilshire Bancorp., Inc. (a)	5,344	40,721
Wintrust Financial Corp.	9,358	309,095
		18,634,954
Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc.	14,750	83,190
Cash America International, Inc. (a)	7,991	295,108
CompuCredit Holdings Corp.*	3,154	22,015
Credit Acceptance Corp.*	1,562	98,047
Dollar Financial Corp.*	6,697	191,735
EZCORP, Inc. "A"*	12,681	344,035
First Cash Financial Services, Inc.*	8,311	257,558
Nelnet, Inc. "A"	7,274	172,321
Netspend Holdings, Inc.*	8,344	106,970
Student Loan Corp.	1,094	35,489
The First Marblehead Corp.* (a)	15,439	33,503
World Acceptance Corp.*	4,539	239,659
		1,879,630
Diversified Financial Services 0.5%
Asset Acceptance Capital Corp.* (a)	3,862	22,902
ASTA Funding, Inc.	2,924	23,684
California First National Bancorp.	432	6,234
Compass Diversified Holdings	10,000	176,900
Encore Capital Group, Inc.*	3,840	90,048
Life Partners Holdings, Inc. (a)	1,833	35,065
MarketAxess Holdings, Inc.	7,613	158,427
Marlin Business Services Corp.*	2,370	29,981
NewStar Financial, Inc.*	7,313	77,299
PHH Corp.* (a)	15,375	355,931
PICO Holdings, Inc.*	6,238	198,368
Portfolio Recovery Associates, Inc.*	4,591	345,243
Primus Guaranty Ltd.*	5,403	27,447
		1,547,529
Insurance 2.5%
Alterra Capital Holdings Ltd.	26,165	566,211
American Equity Investment Life Holding Co.	16,541	207,590
American Safety Insurance Holdings Ltd.*	2,900	62,002
AMERISAFE, Inc.*	5,152	90,160
AmTrust Financial Services, Inc.	5,973	104,528
Argo Group International Holdings Ltd.	8,401	314,617
Baldwin & Lyons, Inc.	2,192	51,578
Citizens, Inc.* (a)	10,066	74,992
CNA Surety Corp.*	5,024	118,968
CNO Financial Group, Inc.*	61,539	417,234
Crawford & Co. "B"* (a)	7,300	24,820
Delphi Financial Group, Inc. "A"	13,006	375,093
Donegal Group, Inc. "A"	2,772	40,139
eHealth, Inc.*	5,935	84,218
EMC Insurance Group, Inc. (a)	1,245	28,187
Employers Holdings, Inc.	10,893	190,410
Enstar Group Ltd.*	1,776	150,214
FBL Financial Group, Inc. "A"	3,686	105,678
First American Financial Corp.	28,198	421,278
First Mercury Financial Corp.	4,111	67,420
Flagstone Reinsurance Holdings SA	14,522	182,977
FPIC Insurance Group, Inc.*	2,472	91,365
Gerova Financial Group Ltd.*	383	11,490
	Shares	Value ($)

Global Indemnity PLC*	3,832	78,364
Greenlight Capital Re Ltd. "A"*	7,853	210,539
Hallmark Financial Services, Inc.*	2,863	26,053
Harleysville Group, Inc.	3,229	118,633
Hilltop Holdings, Inc.*	10,486	104,021
Horace Mann Educators Corp.	10,579	190,845
Infinity Property & Casualty Corp.	3,453	213,395
Kansas City Life Insurance Co.	1,074	35,474
Maiden Holdings Ltd.	13,881	109,105
Meadowbrook Insurance Group, Inc.	15,107	154,847
Montpelier Re Holdings Ltd.	18,123	361,373
National Financial Partners Corp.* (a)	11,803	158,160
National Interstate Corp.	1,857	39,740
National Western Life Insurance Co. "A"	577	96,197
Navigators Group, Inc.*	3,387	170,535
Phoenix Companies, Inc.*	31,041	78,844
Platinum Underwriters Holdings Ltd.	11,261	506,407
Presidential Life Corp.	5,610	55,707
Primerica, Inc.	6,636	160,923
ProAssurance Corp.*	8,492	514,615
RLI Corp.	5,175	272,050
Safety Insurance Group, Inc.	3,509	166,923
Seabright Holdings, Inc.	6,465	59,607
Selective Insurance Group, Inc.	14,764	267,967
State Auto Financial Corp.	3,829	66,701
Stewart Information Services Corp. (a)	5,132	59,172
Tower Group, Inc.	10,225	261,556
United Fire & Casualty Co.	6,338	141,464
Universal Insurance Holdings, Inc.	4,094	19,938
		8,480,324
Real Estate Investment Trusts 7.0%
Acadia Realty Trust (REIT)	11,109	202,628
Agree Realty Corp. (REIT)	2,410	63,118
Alexander's, Inc. (REIT)	568	234,175
American Campus Communities, Inc. (REIT)	17,835	566,440
American Capital Agency Corp. (REIT) (a)	13,901	399,515
Anworth Mortgage Asset Corp. (REIT)	33,079	231,553
Apollo Commercial Real Estate Finance, Inc. (REIT)	4,906	80,213
Ashford Hospitality Trust (REIT)* (a)	10,913	105,310
Associated Estates Realty Corp. (REIT)	11,282	172,502
BioMed Realty Trust, Inc. (REIT)	36,032	671,997
CapLease, Inc. (REIT)	15,565	90,588
Capstead Mortgage Corp. (REIT)	19,328	243,340
CBL & Associates Properties, Inc. (REIT) (a)	37,669	659,207
Cedar Shopping Centers, Inc. (REIT)	15,179	95,476
Chatham Lodging Trust (REIT)	2,408	41,538
Chesapeake Lodging Trust (REIT)	4,121	77,516
Cogdell Spencer, Inc. (REIT)	11,972	69,438
Colonial Properties Trust (REIT)	21,366	385,656
Colony Financial, Inc. (REIT)	3,782	75,716
Cousins Properties, Inc. (REIT)	25,217	210,310
CreXus Investment Corp. (REIT)	3,610	47,291
	Shares	Value ($)

Cypress Sharpridge Investments, Inc. (REIT)	13,723	177,164
DCT Industrial Trust, Inc. (REIT)	58,044	308,214
DiamondRock Hospitality Co. (REIT)*	41,870	502,440
DuPont Fabros Technology, Inc. (REIT) (a)	11,342	241,244
Dynex Capital, Inc. (REIT)	5,638	61,567
EastGroup Properties, Inc. (REIT)	7,465	315,919
Education Realty Trust, Inc. (REIT)	16,012	124,413
Entertainment Properties Trust (REIT)	12,652	585,155
Equity Lifestyle Properties, Inc. (REIT)	7,066	395,201
Equity One, Inc. (REIT)	10,980	199,616
Excel Trust, Inc. (REIT)	4,207	50,905
Extra Space Storage, Inc. (REIT)	24,099	419,323
FelCor Lodging Trust, Inc. (REIT)*	27,247	191,819
First Industrial Realty Trust, Inc. (REIT)* (a)	17,629	154,430
First Potomac Realty Trust (REIT)	13,458	226,364
Franklin Street Properties Corp. (REIT) (a)	18,631	265,492
Getty Realty Corp. (REIT) (a)	5,787	181,017
Gladstone Commercial Corp. (REIT)	2,411	45,399
Glimcher Realty Trust (REIT)	23,868	200,491
Government Properties Income Trust (REIT)	7,734	207,194
Hatteras Financial Corp. (REIT)	12,831	388,394
Healthcare Realty Trust, Inc. (REIT)	17,270	365,606
Hersha Hospitality Trust (REIT)	37,046	244,504
Highwoods Properties, Inc. (REIT)	19,486	620,629
Home Properties, Inc. (REIT) (a)	10,333	573,378
Inland Real Estate Corp. (REIT)	19,945	175,516
Invesco Mortgage Capital (REIT)	10,966	239,497
Investors Real Estate Trust (REIT) (a)	20,946	187,886
iStar Financial, Inc. (REIT)* (a)	25,586	200,083
Kilroy Realty Corp. (REIT) (a)	14,727	537,094
Kite Realty Group Trust (REIT)	14,993	81,112
LaSalle Hotel Properties (REIT)	18,956	500,438
Lexington Realty Trust (REIT) (a)	26,846	213,426
LTC Properties, Inc. (REIT)	7,072	198,582
Medical Properties Trust, Inc. (REIT) (a)	30,773	333,272
MFA Financial, Inc. (REIT)	76,944	627,863
Mid-America Apartment Communities, Inc. (REIT)	8,949	568,172
Mission West Properties, Inc. (REIT)	4,927	32,962
Monmouth Real Estate Investment Corp. "A" (REIT)	7,368	62,628
MPG Office Trust, Inc. (REIT)* (a)	13,374	36,779
National Health Investors, Inc. (REIT)	6,742	303,525
National Retail Properties, Inc. (REIT) (a)	22,721	602,106
Newcastle Investment Corp. (REIT)*	17,287	115,823
NorthStar Realty Finance Corp. (REIT) (a)	20,986	99,683
OMEGA Healthcare Investors, Inc. (REIT) (a)	26,994	605,745
One Liberty Properties, Inc. (REIT)	2,332	38,944
Parkway Properties, Inc. (REIT)	6,013	105,348
Pebblebrook Hotel Trust (REIT)	10,124	205,720
	Shares	Value ($)

Pennsylvania Real Estate Investment Trust (REIT) (a)	15,358	223,152
Pennymac Mortgage Investment Trust (REIT)	4,281	77,700
Post Properties, Inc. (REIT)	13,420	487,146
Potlatch Corp. (REIT)	11,066	360,198
PS Business Parks, Inc. (REIT)	4,959	276,315
RAIT Financial Trust (REIT)* (a)	25,295	55,396
Ramco-Gershenson Properties Trust (REIT)	10,565	131,534
Redwood Trust, Inc. (REIT)	20,999	313,515
Resource Capital Corp. (REIT)	13,590	100,294
Retail Opportunity Investments Corp.	11,617	115,124
Sabra Health Care REIT, Inc. (REIT)	6,993	128,671
Saul Centers, Inc. (REIT)	1,750	82,863
Sovran Self Storage, Inc. (REIT)	7,442	273,940
Starwood Property Trust, Inc. (REIT)	13,041	280,121
Strategic Hotels & Resorts, Inc. (REIT)*	39,002	206,321
Sun Communities, Inc. (REIT)	5,282	175,943
Sunstone Hotel Investors, Inc. (REIT)* (a)	32,142	332,027
Tanger Factory Outlet Centers, Inc. (REIT)	11,001	563,141
Terreno Realty Corp. (REIT)*	2,555	45,811
Two Harbors Investment Corp. (REIT)	7,206	70,547
U-Store-It Trust (REIT)	25,895	246,779
UMH Properties, Inc. (REIT)	2,562	26,132
Universal Health Realty Income Trust (REIT)	3,136	114,558
Urstadt Biddle Properties "A" (REIT)	6,217	120,921
Walter Investment Management Corp. (REIT)	6,939	124,486
Washington Real Estate Investment Trust (REIT)	17,564	544,308
Winthrop Realty Trust (REIT)	6,108	78,121
		23,396,673
Real Estate Management & Development 0.2%
Avatar Holdings, Inc.*	2,200	43,604
Campus Crest Communities, Inc. (REIT)	8,410	117,908
Consolidated-Tomoka Land Co.	1,414	40,865
Coresite Realty Corp. (REIT)	5,351	72,988
Forestar Group, Inc.*	10,262	198,056
Hudson Pacific Properties, Inc. (REIT)	4,113	61,901
Kennedy-Wilson Holdings, Inc.*	5,753	57,472
Tejon Ranch Co.*	3,636	100,172
Thomas Properties Group, Inc.*	9,793	41,326
		734,292
Thrifts & Mortgage Finance 1.4%
Abington Bancorp., Inc.	5,774	68,884
Astoria Financial Corp.	23,394	325,411
Bank Mutual Corp.	12,588	60,171
BankFinancial Corp.	5,273	51,412
Beneficial Mutual Bancorp., Inc.*	9,529	84,141
Berkshire Hills Bancorp., Inc.	3,964	87,604
BofI Holding, Inc.*	1,931	29,950
Brookline Bancorp., Inc.	16,266	176,486
Clifton Savings Bancorp., Inc.	3,000	32,430
Dime Community Bancshares	7,457	108,798
	Shares	Value ($)

Doral Financial Corp.*	5,953	8,215
ESB Financial Corp.	2,512	40,795
ESSA Bancorp., Inc.	3,920	51,822
Federal Agricultural Mortgage Corp. "C" (a)	2,672	43,607
First Financial Holdings, Inc.	4,800	55,248
Flagstar Bancorp., Inc.* (a)	19,318	31,488
Flushing Financial Corp.	8,390	117,460
Fox Chase Bancorp.*	1,710	20,263
Heritage Financial Group, Inc.	292	3,627
Home Federal Bancorp., Inc.	4,624	56,736
Kaiser Federal Financial Group, Inc.	769	8,905
Kearny Financial Corp.	4,150	35,690
Meridian Interstate Bancorp., Inc.*	2,800	33,012
MGIC Investment Corp.*	55,269	563,191
NASB Financial, Inc. (a)	1,000	16,760
NewAlliance Bancshares, Inc.	28,725	430,300
Northwest Bancshares, Inc.	30,160	354,682
OceanFirst Financial Corp.	3,998	51,454
Ocwen Financial Corp.*	20,501	195,580
Oritani Financial Corp.	14,778	180,883
Provident Financial Services, Inc.	16,559	250,538
Provident New York Bancorp.	10,753	112,799
Radian Group, Inc. (a)	36,630	295,604
Rockville Financial, Inc.	2,500	30,550
Roma Financial Corp.	2,001	21,211
Territorial Bancorp., Inc.	3,379	67,276
The PMI Group, Inc.*	38,705	127,726
TrustCo Bank Corp.	20,717	131,346
United Financial Bancorp., Inc.	4,635	70,776
ViewPoint Financial Group	3,848	44,983
Waterstone Financial, Inc.*	3,020	9,815
Westfield Financial, Inc.	7,834	72,464
WSFS Financial Corp.	1,633	77,470
		4,637,563
Health Care 12.0%
Biotechnology 3.2%
Acorda Therapeutics, Inc.*	10,429	284,295
Affymax, Inc.*	5,818	38,690
Alkermes, Inc.*	26,279	322,706
Allos Therapeutics, Inc.*	21,791	100,457
Alnylam Pharmaceuticals, Inc.*	10,094	99,527
AMAG Pharmaceuticals, Inc.*	5,958	107,840
Anacor Pharmaceuticals, Inc.*	2,996	16,089
Anthera Pharmaceuticals, Inc.*	1,642	8,013
Arena Pharmaceuticals, Inc.* (a)	34,256	58,920
ARIAD Pharmaceuticals, Inc.*	34,387	175,374
ArQule, Inc.*	10,964	64,359
Array BioPharma, Inc.*	15,880	47,481
AspenBio Pharma, Inc.*	9,688	5,846
Aveo Pharmaceuticals, Inc.*	2,625	38,378
AVI BioPharma, Inc.* (a)	31,729	67,265
BioCryst Pharmaceuticals, Inc.* (a)	8,247	42,637
BioSante Pharmaceuticals, Inc.*	17,860	29,290
BioSpecifics Technologies Corp.*	1,133	29,005
BioTime, Inc.* (a)	7,062	58,826
Celera Corp.*	22,722	143,149
Celldex Therapeutics, Inc.* (a)	9,304	38,332
Cepheid, Inc.* (a)	16,255	369,801
Chelsea Therapeutics International Ltd.*	10,393	77,948
Clinical Data, Inc.*	3,375	53,696
Codexis, Inc.*	3,440	36,464
	Shares	Value ($)

Cubist Pharmaceuticals, Inc.*	15,932	340,945
Curis, Inc.*	20,390	40,372
Cytokinetics, Inc.*	14,310	29,908
Cytori Therapeutics, Inc.* (a)	13,494	70,034
CytRx Corp.* (a)	30,797	31,105
Dyax Corp.*	27,197	58,202
Dynavax Technologies Corp.* (a)	25,656	82,099
Emergent Biosolutions, Inc.*	5,706	133,863
Enzon Pharmaceuticals, Inc.*	13,743	167,252
Exact Sciences Corp.*	12,626	75,504
Exelixis, Inc.*	30,187	247,835
Genomic Health, Inc.* (a)	3,714	79,442
Geron Corp.* (a)	33,305	172,187
Halozyme Therapeutics, Inc.*	21,689	171,777
Idenix Pharmaceuticals, Inc.* (a)	8,923	44,972
ImmunoGen, Inc.* (a)	18,441	170,764
Immunomedics, Inc.* (a)	17,735	63,491
Incyte Corp.* (a)	24,304	402,474
Infinity Pharmaceuticals, Inc.* (a)	4,077	24,177
Inhibitex, Inc.*	13,677	35,560
Inovio Pharmaceuticals, Inc.* (a)	22,423	25,786
InterMune, Inc.*	12,258	446,191
Ironwood Pharmaceuticals, Inc. "A"*	5,300	54,855
Isis Pharmaceuticals, Inc.* (a)	26,187	265,012
Keryx Biopharmaceuticals, Inc.*	14,167	64,885
Lexicon Pharmaceuticals, Inc.* (a)	55,160	79,430
Ligand Pharmaceuticals, Inc. "B"*	5,765	51,424
MannKind Corp.* (a)	18,553	149,537
Martek Biosciences Corp.* (a)	9,211	288,304
Maxygen, Inc.	9,217	36,223
Medivation, Inc.* (a)	9,601	145,647
Metabolix, Inc.*	7,437	90,508
Micromet, Inc.*	24,640	200,077
Momenta Pharmaceuticals, Inc.* (a)	12,079	180,823
Nabi Biopharmaceuticals*	11,823	68,455
Nanosphere, Inc.*	3,738	16,298
Neuralstem, Inc.* (a)	11,745	24,899
Neurocrine Biosciences, Inc.*	13,100	100,084
NeurogesX, Inc.* (a)	3,322	21,128
Novavax, Inc.*	25,493	61,948
NPS Pharmaceuticals, Inc.*	18,178	143,606
Nymox Pharmaceutical Corp.* (a)	5,140	36,186
Omeros Corp.* (a)	5,239	43,169
Onyx Pharmaceuticals, Inc.*	17,062	629,076
Opko Health, Inc.* (a)	24,539	90,058
Orexigen Therapeutics, Inc.*	8,596	69,456
Osiris Therapeutics, Inc.*	5,122	39,900
PDL BioPharma, Inc.	37,433	233,208
Peregrine Pharmaceuticals, Inc.* (a)	14,359	33,026
Pharmacyclics, Inc.* (a)	12,193	74,133
Pharmasset, Inc.*	8,092	351,274
Progenics Pharmaceuticals, Inc.* (a)	7,227	39,459
Rigel Pharmaceuticals, Inc.*	13,770	103,688
Sangamo BioSciences, Inc.* (a)	11,555	76,725
Savient Pharmaceuticals, Inc.* (a)	18,191	202,648
SciClone Pharmaceuticals, Inc.*	11,399	47,648
Seattle Genetics, Inc.*	22,611	338,034
SIGA Technologies, Inc.*	9,355	130,970
Spectrum Pharmaceuticals, Inc.* (a)	13,828	94,998
	Shares	Value ($)

StemCells, Inc.* (a)	34,035	36,758
Synta Pharmaceuticals Corp.*	6,786	41,530
Targacept, Inc.*	6,599	174,874
Theravance, Inc.* (a)	17,120	429,198
Transcept Pharmaceuticals, Inc.*	1,485	10,989
Vanda Pharmaceuticals, Inc.*	7,331	69,351
Vical, Inc.*	20,965	42,349
Zalicus, Inc.*	18,220	28,788
ZIOPHARM Oncology, Inc.* (a)	13,547	63,129
Zogenix, Inc.* (a)	1,730	9,809
		10,811,902
Health Care Equipment & Supplies 3.1%
Abaxis, Inc.* (a)	5,983	160,644
ABIOMED, Inc.* (a)	8,507	81,752
Accuray, Inc.*	14,200	95,850
Align Technology, Inc.* (a)	16,152	315,610
Alimera Sciences, Inc.* (a)	1,779	18,466
Alphatec Holdings, Inc.*	14,080	38,016
American Medical Systems Holdings, Inc.*	20,752	391,383
Analogic Corp.	3,451	170,859
AngioDynamics, Inc.*	6,799	104,501
Antares Pharma, Inc.*	19,564	33,259
ArthroCare Corp.*	7,457	231,614
Atrion Corp.	417	74,835
Cantel Medical Corp.	3,630	84,942
Cerus Corp.*	10,868	26,735
Conceptus, Inc.* (a)	8,317	114,775
CONMED Corp.*	7,975	210,779
CryoLife, Inc.*	7,954	43,111
Cutera, Inc.*	4,245	35,191
Cyberonics, Inc.*	7,654	237,427
Cynosure, Inc. "A"*	2,868	29,340
Delcath Systems, Inc.* (a)	11,870	116,326
Dexcom, Inc.*	16,915	230,890
Dynavox, Inc. "A"*	2,601	13,343
Endologix, Inc.*	12,831	91,742
Exactech, Inc.*	2,330	43,851
Greatbatch, Inc.*	6,518	157,410
Haemonetics Corp.*	6,951	439,164
Hansen Medical, Inc.*	11,134	16,367
HeartWare International, Inc.*	2,585	226,368
ICU Medical, Inc.*	3,184	116,216
Immucor, Inc.*	19,274	382,203
Insulet Corp.*	11,854	183,737
Integra LifeSciences Holdings*	5,809	274,766
Invacare Corp.	7,943	239,561
IRIS International, Inc.*	4,512	46,158
Kensey Nash Corp.* (a)	1,873	52,126
MAKO Surgical Corp.*	8,328	126,752
Masimo Corp. (a)	14,171	411,951
Medical Action Industries, Inc.*	3,662	35,082
MELA Sciences, Inc.*	6,908	23,142
Meridian Bioscience, Inc. (a)	11,203	259,461
Merit Medical Systems, Inc.*	7,599	120,292
Natus Medical, Inc.*	8,038	113,979
Neogen Corp.*	6,184	253,729
NuVasive, Inc.* (a)	10,824	277,636
NxStage Medical, Inc.*	7,555	187,968
OraSure Technologies, Inc.*	13,078	75,198
Orthofix International NV*	4,759	138,011
Orthovita, Inc.*	17,658	35,493
	Shares	Value ($)

Palomar Medical Technologies, Inc.*	5,096	72,414
Quidel Corp.* (a)	5,999	86,686
Rochester Medical Corp.*	3,230	35,272
RTI Biologics, Inc.*	14,435	38,541
Sirona Dental Systems, Inc.*	9,262	386,966
Solta Medical, Inc.*	16,467	50,224
SonoSite, Inc.*	3,580	113,128
Spectranetics Corp.*	8,299	42,823
St. Jude Medical, Inc.*	0	9
STAAR Surgical Co.*	9,642	58,816
Stereotaxis, Inc.* (a)	9,405	36,021
STERIS Corp.	16,123	587,845
SurModics, Inc.*	4,848	57,546
Symmetry Medical, Inc.*	9,633	89,105
Syneron Medical Ltd.*	9,887	100,748
Synovis Life Technologies, Inc.*	3,152	50,779
TomoTherapy, Inc.*	12,163	43,908
Unilife Corp.* (a)	13,426	71,158
Vascular Solutions, Inc.*	4,436	51,990
Volcano Corp.*	13,703	374,229
West Pharmaceutical Services, Inc.	9,064	373,437
Wright Medical Group, Inc.*	10,744	166,854
Young Innovations, Inc.	1,416	45,326
Zoll Medical Corp.*	5,933	220,886
		10,342,722
Health Care Providers & Services 2.9%
Accretive Health, Inc.*	3,229	52,471
Air Methods Corp.*	3,122	175,675
Alliance HealthCare Services, Inc.*	6,523	27,658
Allied Healthcare International, Inc.*	10,468	26,275
Almost Family, Inc.*	2,247	86,330
Amedisys, Inc.*	7,937	265,889
America Service Group, Inc.	2,655	40,197
American Dental Partners, Inc.*	4,113	55,567
AMERIGROUP Corp.*	14,098	619,184
AMN Healthcare Services, Inc.*	10,673	65,532
AmSurg Corp.*	8,699	182,244
Assisted Living Concepts, Inc. "A"*	2,797	90,986
Bio-Reference Laboratories, Inc.*	6,505	144,281
BioScrip, Inc.*	10,874	56,871
Capital Senior Living Corp.*	7,192	48,186
CardioNet, Inc.*	6,953	32,540
Catalyst Health Solutions, Inc.*	10,462	486,378
Centene Corp.*	13,260	336,008
Chemed Corp.	6,413	407,290
Chindex International, Inc.*	3,630	59,859
Continucare Corp.*	7,029	32,896
CorVel Corp.*	1,890	91,381
Cross Country Healthcare, Inc.*	7,848	66,473
Emeritus Corp.*	6,092	120,073
ExamWorks Group, Inc.*	3,210	59,321
Five Star Quality Care, Inc.*	8,717	61,629
Genoptix, Inc.*	4,812	91,524
Gentiva Health Services, Inc.*	8,210	218,386
Hanger Orthopedic Group, Inc.*	7,261	153,861
HEALTHSOUTH Corp.* (a)	25,445	526,966
Healthspring, Inc.*	16,005	424,613
Healthways, Inc.*	9,139	101,991
HMS Holdings Corp.*	7,384	478,262
IPC The Hospitalist Co.*	4,304	167,899
	Shares	Value ($)

Kindred Healthcare, Inc.* (a)	10,494	192,775
Landauer, Inc.	2,590	155,322
LCA-Vision, Inc.*	5,151	29,618
LHC Group, Inc.*	4,416	132,480
Magellan Health Services, Inc.*	9,111	430,768
MedCath Corp.*	6,001	83,714
Metropolitan Health Networks, Inc.*	11,032	49,313
Molina Healthcare, Inc.*	4,348	121,092
MWI Veterinary Supply, Inc.*	3,367	212,626
National Healthcare Corp.	2,443	113,038
National Research Corp.	400	13,700
Owens & Minor, Inc. (a)	17,392	511,847
PDI, Inc.*	2,469	26,023
PharMerica Corp.*	8,512	97,462
Providence Service Corp.*	3,580	57,531
PSS World Medical, Inc.* (a)	15,724	355,362
RehabCare Group, Inc.*	6,794	161,018
Rural/Metro Corp.*	5,268	76,807
Select Medical Holdings Corp.*	13,857	101,295
Skilled Healthcare Group, Inc. "A"*	5,574	50,054
Sun Healthcare Group, Inc.*	6,993	88,531
Sunrise Senior Living, Inc.*	14,827	80,807
Team Health Holdings, Inc.* (a)	4,303	66,869
The Ensign Group, Inc.	4,141	102,987
Triple-S Management Corp. "B"*	5,752	109,748
Universal American Financial Corp.	8,812	180,205
US Physical Therapy, Inc.*	2,702	53,554
WellCare Health Plans, Inc.*	11,449	345,989
		9,855,231
Health Care Technology 0.5%
athenahealth, Inc.*	9,158	375,295
Computer Programs & Systems, Inc.	2,747	128,670
MedAssets, Inc.* (a)	11,904	240,342
Medidata Solutions, Inc.*	5,205	124,295
MedQuist, Inc.	2,760	23,874
Merge Healthcare, Inc.*	14,412	53,757
Omnicell, Inc.*	9,223	133,272
Quality Systems, Inc. (a)	5,095	355,733
Transcend Services, Inc.*	2,329	45,625
Vital Images, Inc.*	4,077	56,996
		1,537,859
Life Sciences Tools & Services 0.7%
Accelrys, Inc.*	14,894	123,620
Affymetrix, Inc.*	20,157	101,390
Albany Molecular Research, Inc.*	5,601	31,478
Bruker Corp.*	20,086	333,428
Caliper Life Sciences, Inc.*	12,435	78,838
Cambrex Corp.*	7,409	38,304
Complete Genomics, Inc.*	1,435	10,719
Dionex Corp.*	4,892	577,305
Enzo Biochem, Inc.*	8,310	43,877
eResearchTechnology, Inc.*	13,522	99,387
Furiex Pharmaceuticals, Inc.*	2,399	34,666
Kendle International, Inc.*	3,895	42,416
Luminex Corp.*	10,358	189,344
Pacific Biosciences of California, Inc.*	4,104	65,295
PAREXEL International Corp.*	16,103	341,867
PURE Bioscience* (a)	9,765	21,678
Sequenom, Inc.*	25,306	202,954
		2,336,566
	Shares	Value ($)

Pharmaceuticals 1.6%
Acura Pharmaceuticals, Inc.* (a)	2,300	7,613
Aegerion Pharmaceuticals, Inc.*	1,465	20,759
Akorn, Inc.*	15,409	93,533
Alexza Pharmaceuticals, Inc.*	10,700	13,375
Aoxing Pharmaceutical Co., Inc.* (a)	6,729	18,774
Ardea Biosciences, Inc.*	3,665	95,290
Auxilium Pharmaceuticals, Inc.* (a)	11,520	243,072
AVANIR Pharmaceuticals, Inc. "A"*	25,354	103,444
Biodel, Inc.* (a)	4,905	8,976
BioMimetic Therapeutics, Inc.*	4,782	60,731
BMP Sunstone Corp.*	7,561	74,930
Cadence Pharmaceuticals, Inc.* (a)	8,848	66,802
Caraco Pharmaceutical Laboratories Ltd.*	3,300	14,982
Corcept Therapeutics, Inc.*	7,031	27,140
Cornerstone Therapeutics, Inc.*	2,025	11,725
Cumberland Pharmaceuticals, Inc.* (a)	2,605	15,604
Cypress Bioscience, Inc.*	10,110	65,513
DepoMed, Inc.*	14,001	89,046
Durect Corp.*	22,554	77,811
Eurand NV*	5,018	59,363
Hi-Tech Pharmacal Co., Inc.* (a)	2,526	63,024
Impax Laboratories, Inc.*	16,998	341,830
Inspire Pharmaceuticals, Inc.*	16,544	138,970
Jazz Pharmaceuticals, Inc.*	4,074	80,176
Lannett Co., Inc.*	3,149	17,603
MAP Pharmaceuticals, Inc.*	4,483	75,045
Medicines Co.*	14,846	209,774
Medicis Pharmaceutical Corp. "A"	16,557	443,562
Nektar Therapeutics* (a)	26,065	334,935
NeoStem, Inc.* (a)	7,214	10,172
NuPathe, Inc.*	1,261	11,425
Obagi Medical Products, Inc.*	5,002	57,773
Optimer Pharmaceuticals, Inc.*	8,737	98,815
Pain Therapeutics, Inc.* (a)	10,187	68,762
Par Pharmaceutical Companies, Inc.*	9,653	371,737
POZEN, Inc.* (a)	6,813	45,306
Questcor Pharmaceuticals, Inc.* (a)	15,149	223,145
Salix Pharmaceuticals Ltd.*	15,715	737,976
Santarus, Inc.*	13,042	42,647
Somaxon Pharmaceuticals, Inc.* (a)	11,291	35,567
Sucampo Pharmaceuticals, Inc. "A"*	3,421	13,137
SuperGen, Inc.*	14,365	37,636
ViroPharma, Inc.*	21,193	367,063
VIVUS, Inc.* (a)	22,154	207,583
XenoPort, Inc.*	8,926	76,050
		5,278,196
Industrials 15.3%
Aerospace & Defense 1.8%
AAR Corp.*	10,717	294,396
Aerovironment, Inc.*	4,619	123,928
American Science & Engineering, Inc.	2,484	211,711
Applied Energetics, Inc.*	21,832	18,577
Applied Signal Technology, Inc.	3,690	139,814
Astronics Corp.* (a)	2,379	49,959
Ceradyne, Inc.*	6,937	218,724
Cubic Corp.	4,363	205,715
	Shares	Value ($)

Curtiss-Wright Corp. (a)	12,704	421,773
DigitalGlobe, Inc.*	7,701	244,199
Ducommun, Inc.	2,748	59,851
Esterline Technologies Corp.*	8,140	558,323
GenCorp, Inc.* (a)	15,378	79,504
GeoEye, Inc.*	6,096	258,409
Global Defense Technology & Systems, Inc.*	1,047	17,652
HEICO Corp. (a)	8,050	410,791
Herley Industries, Inc.*	3,673	63,616
Hexcel Corp.*	26,720	483,365
Kratos Defense & Security Solutions, Inc.*	5,406	71,197
Ladish Co., Inc.*	4,225	205,377
LMI Aerospace, Inc.*	2,600	41,574
Moog, Inc. "A"*	12,347	491,411
National Presto Industries, Inc.	1,284	166,933
Orbital Sciences Corp.*	15,685	268,684
Taser International, Inc.* (a)	16,230	76,281
Teledyne Technologies, Inc.*	9,896	435,127
The Keyw Holding Corp.*	2,865	42,030
Triumph Group, Inc.	4,580	409,498
		6,068,419
Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	15,032	118,753
Atlas Air Worldwide Holdings, Inc.* (a)	6,986	390,028
Dynamex, Inc.*	2,787	69,006
Forward Air Corp.	7,948	225,564
Hub Group, Inc. "A"*	10,295	361,766
Pacer International, Inc.* (a)	9,352	63,968
Park-Ohio Holdings Corp.*	2,182	45,626
		1,274,711
Airlines 0.7%
AirTran Holdings, Inc.*	37,192	274,849
Alaska Air Group, Inc.*	9,886	560,437
Allegiant Travel Co.	4,066	200,210
Hawaiian Holdings, Inc.* (a)	14,430	113,131
JetBlue Airways Corp.* (a)	67,497	446,155
Pinnacle Airlines Corp.*	4,988	39,405
Republic Airways Holdings, Inc.* (a)	12,879	94,274
SkyWest, Inc.	15,449	241,314
US Airways Group, Inc.* (a)	43,957	440,010
		2,409,785
Building Products 0.6%
A.O. Smith Corp.	9,859	375,431
AAON, Inc. (a)	3,343	94,306
Ameresco, Inc. " A "*	2,373	34,076
American Woodmark Corp.	2,550	62,577
Ameron International Corp.	2,512	191,841
Apogee Enterprises, Inc.	7,899	106,400
Builders FirstSource, Inc.*	12,786	25,188
Gibraltar Industries, Inc.*	8,636	117,191
Griffon Corp.*	11,946	152,192
Insteel Industries, Inc.	5,054	63,125
NCI Building Systems, Inc.* (a)	5,312	74,315
PGT, Inc.*	5,436	13,318
Quanex Building Products Corp.	10,505	199,280
Simpson Manufacturing Co., Inc. (a)	10,774	333,024
Trex Co., Inc.* (a)	4,301	103,052
	Shares	Value ($)

Universal Forest Products, Inc.	5,250	204,225
		2,149,541
Commercial Services & Supplies 2.4%
ABM Industries, Inc. (a)	14,366	377,826
Acco Brands Corp.*	15,368	130,935
American Reprographics Co.*	10,149	77,031
APAC Customer Services, Inc.*	8,339	50,618
Casella Waste Systems, Inc. "A"*	7,082	50,211
Cenveo, Inc.*	15,962	85,237
Clean Harbors, Inc.*	6,273	527,434
Consolidated Graphics, Inc.*	2,564	124,175
Courier Corp.	2,510	38,955
Deluxe Corp.	14,140	325,503
EnergySolutions	24,589	136,961
EnerNOC, Inc.* (a)	5,452	130,357
Ennis, Inc.	7,431	127,070
Fuel Tech, Inc.*	5,437	52,793
G & K Services, Inc. "A"	5,162	159,557
Healthcare Services Group, Inc.	17,829	290,078
Herman Miller, Inc.	15,725	397,843
Higher One Holdings Inc.*	2,893	58,525
HNI Corp. (a)	12,423	387,598
Innerworkings, Inc.* (a)	5,760	37,728
Interface, Inc. "A"	13,769	215,485
Kimball International, Inc. "B"	9,128	62,983
Knoll, Inc.	12,958	216,787
M&F Worldwide Corp.*	2,950	68,145
McGrath Rentcorp.	6,588	172,737
Metalico, Inc.*	10,662	62,693
Mine Safety Appliances Co. (a)	7,275	226,471
Mobile Mini, Inc.* (a)	9,696	190,914
Multi-Color Corp.	2,978	57,952
Rollins, Inc. (a)	17,744	350,434
Schawk, Inc.	2,999	61,719
Standard Parking Corp.*	4,313	81,473
Standard Register Co.	5,456	18,605
Steelcase, Inc. "A"	21,131	223,355
Sykes Enterprises, Inc.*	11,407	231,106
Team, Inc.*	5,268	127,486
Tetra Tech, Inc.* (a)	17,098	428,476
The Brink's Co.	13,272	356,751
The Geo Group, Inc.*	16,562	408,419
UniFirst Corp.	3,896	214,475
United Stationers, Inc.*	6,572	419,359
US Ecology, Inc.	5,300	92,114
Viad Corp.	5,490	139,830
		7,994,204
Construction & Engineering 0.8%
Argan, Inc.*	2,332	21,618
Comfort Systems USA, Inc.	10,737	141,406
Dycom Industries, Inc.*	9,581	141,320
EMCOR Group, Inc.*	18,164	526,393
Furmanite Corp.*	9,652	66,695
Granite Construction, Inc. (a)	9,501	260,612
Great Lakes Dredge & Dock Co.	16,233	119,637
Insituform Technologies, Inc. "A"*	10,809	286,547
Layne Christensen Co.*	5,272	181,462
MasTec, Inc.*	14,772	215,524
Michael Baker Corp.*	2,264	70,410
MYR Group, Inc.*	5,521	115,941
Northwest Pipe Co.*	2,425	58,273
Orion Marine Group, Inc.*	7,484	86,814
	Shares	Value ($)

Pike Electric Corp.*	4,276	36,688
Primoris Services Corp.	5,581	53,243
Sterling Construction Co., Inc.*	4,300	56,072
Tutor Perini Corp.	7,342	157,192
		2,595,847
Electrical Equipment 2.0%
A123 Systems, Inc.* (a)	20,142	192,155
Acuity Brands, Inc. (a)	11,890	685,696
Advanced Battery Technologies, Inc.* (a)	18,077	69,596
American Superconductor Corp.* (a)	13,837	395,600
AZZ, Inc.	3,474	138,995
Baldor Electric Co.	12,828	808,677
Belden, Inc.	12,907	475,236
Brady Corp. "A"	13,449	438,572
Broadwind Energy, Inc.*	25,829	59,665
Capstone Turbine Corp.*	67,594	64,877
Coleman Cable, Inc.*	2,288	14,369
Encore Wire Corp.	5,181	129,939
Ener1, Inc.* (a)	15,938	60,405
EnerSys*	13,103	420,868
Franklin Electric Co., Inc.	6,217	241,966
FuelCell Energy, Inc.*	28,111	64,936
Generac Holdings, Inc.*	5,389	87,140
GrafTech International Ltd.*	32,921	653,153
Hoku Corp.*	4,920	12,989
II-VI, Inc.*	6,919	320,765
LaBarge, Inc.*	3,256	51,152
LSI Industries, Inc.	5,626	47,596
Polypore International, Inc.*	6,004	244,543
Powell Industries, Inc.*	2,471	81,246
PowerSecure International, Inc.* (a)	5,412	42,105
Preformed Line Products Co.	657	38,451
SatCon Technology Corp.* (a)	31,787	143,042
UQM Technologies, Inc.* (a)	10,101	23,131
Vicor Corp. (a)	5,406	88,658
Woodward Governor Co.	16,646	625,224
		6,720,747
Industrial Conglomerates 0.2%
Raven Industries, Inc.	4,419	210,742
Seaboard Corp.	88	175,208
Standex International Corp.	3,547	106,091
Tredegar Corp.	6,821	132,191
United Capital Corp.*	400	13,000
		637,232
Machinery 3.2%
3D Systems Corp.* (a)	5,041	158,741
Actuant Corp. "A"	18,739	498,832
Alamo Group, Inc.	1,777	49,436
Albany International Corp. "A"	7,348	174,074
Altra Holdings, Inc.*	7,106	141,125
American Railcar Industries, Inc.* (a)	2,818	62,362
Ampco-Pittsburgh Corp.	2,479	69,536
ArvinMeritor, Inc.* (a)	25,966	532,822
Astec Industries, Inc.*	5,442	176,375
Badger Meter, Inc. (a)	4,070	179,975
Barnes Group, Inc.	13,661	282,373
Blount International, Inc.*	13,384	210,932
Briggs & Stratton Corp. (a)	13,944	274,557
Cascade Corp.	2,387	112,857
Chart Industries, Inc.*	7,915	267,369
	Shares	Value ($)

CIRCOR International, Inc.	4,670	197,448
CLARCOR, Inc. (a)	13,768	590,509
Colfax Corp.*	6,647	122,371
Columbus McKinnon Corp.*	5,003	101,661
Commercial Vehicle Group, Inc.*	6,799	110,484
Douglas Dynamics, Inc.	3,205	48,556
Dynamic Materials Corp.	3,659	82,584
Energy Recovery, Inc.* (a)	11,064	40,494
EnPro Industries, Inc.*	5,735	238,347
ESCO Technologies, Inc.	7,165	271,124
Federal Signal Corp.	16,907	115,982
Flow International Corp.*	11,800	48,262
Force Protection, Inc.*	18,840	103,808
FreightCar America, Inc. (a)	3,136	90,756
Gorman-Rupp Co.	3,430	110,858
Graham Corp.	2,488	49,760
Greenbrier Companies, Inc.*	4,994	104,824
John Bean Technologies Corp.	7,542	151,820
Kadant, Inc.*	3,492	82,306
Kaydon Corp.	9,261	377,108
L.B. Foster Co. "A"*	2,687	110,006
Lindsay Corp.	3,368	200,160
Lydall, Inc.*	4,733	38,101
Met-Pro Corp.	3,565	42,103
Middleby Corp.* (a)	4,509	380,650
Miller Industries, Inc.	2,498	35,546
Mueller Industries, Inc.	10,193	333,311
Mueller Water Products, Inc. "A"	41,876	174,623
NACCO Industries, Inc. "A"	1,600	173,392
Nordson Corp. (a)	9,357	859,721
Omega Flex, Inc.*	800	13,232
PMFG, Inc.*	4,000	65,600
RBC Bearings, Inc.*	5,887	230,064
Robbins & Myers, Inc.	7,486	267,849
Sauer-Danfoss, Inc.*	3,079	86,982
Sun Hydraulics Corp.	3,387	128,029
Tecumseh Products Co. "A"*	4,733	61,766
Tennant Co.	5,226	200,731
Titan International, Inc. (a)	9,898	193,407
TriMas Corp.*	3,908	79,958
Twin Disc, Inc.	2,385	71,216
Wabash National Corp.*	18,694	221,524
Watts Water Technologies, Inc. "A"	8,170	298,940
Xerium Technologies, Inc.*	2,066	32,953
		10,530,292
Marine 0.1%
Baltic Trading Ltd.	4,634	47,313
Eagle Bulk Shipping, Inc.* (a)	16,672	83,027
Excel Maritime Carriers Ltd.*	11,112	62,561
Genco Shipping & Trading Ltd.*	8,016	115,430
Horizon Lines, Inc. "A"	8,974	39,216
International Shipholding Corp.	1,425	36,195
Ultrapetrol Bahamas Ltd.* (a)	6,466	41,576
		425,318
Professional Services 1.2%
Acacia Research*	9,269	240,438
Administaff, Inc.	6,040	176,972
Barrett Business Services, Inc.	2,358	36,667
CBIZ, Inc.*	9,439	58,899
CDI Corp.	3,282	61,012
Corporate Executive Board Co.	9,390	352,595
CoStar Group, Inc.* (a)	5,607	322,739
	Shares	Value ($)

CRA International, Inc.*	3,158	74,245
Dolan Co.*	8,259	114,965
Exponent, Inc.*	3,832	143,815
Franklin Covey Co.*	4,046	34,755
GP Strategies Corp.*	3,608	36,946
Heidrick & Struggles International, Inc.	4,589	131,475
Hill International, Inc.*	6,325	40,923
Hudson Highland Group, Inc.*	8,974	52,318
Huron Consulting Group, Inc.*	6,067	160,472
ICF International, Inc.*	4,731	121,681
Kelly Services, Inc. "A"*	7,229	135,905
Kforce, Inc.*	8,532	138,048
Korn/Ferry International*	12,648	292,295
LECG Corp.*	7,263	10,023
Mistras Group, Inc.*	4,036	54,405
Navigant Consulting, Inc.*	14,339	131,919
On Assignment, Inc.*	9,992	81,435
Resources Connection, Inc.	12,588	234,011
School Specialty, Inc.*	5,053	70,388
SFN Group, Inc.*	13,759	134,288
The Advisory Board Co.*	4,282	203,952
TrueBlue, Inc.*	11,906	214,189
Volt Information Sciences, Inc.*	4,158	35,967
VSE Corp.	1,200	39,624
		3,937,366
Road & Rail 1.0%
AMERCO*	2,365	227,135
Arkansas Best Corp.	6,781	185,935
Avis Budget Group, Inc.*	28,088	437,049
Celadon Group, Inc.*	5,220	77,204
Dollar Thrifty Automotive Group, Inc.*	7,863	371,605
Genesee & Wyoming, Inc. "A"*	10,667	564,818
Heartland Express, Inc. (a)	13,741	220,131
Knight Transportation, Inc. (a)	16,278	309,282
Marten Transport Ltd.	4,139	88,492
Old Dominion Freight Line, Inc.*	11,342	362,830
P.A.M. Transportation Services, Inc.*	1,303	14,620
Patriot Transportation Holding, Inc.*	400	37,184
Quality Distribution, Inc.*	2,590	23,543
RailAmerica, Inc.*	6,038	78,192
Roadrunner Transportation Systems, Inc.*	3,028	43,785
Saia, Inc.*	4,549	75,468
Universal Truckload Services, Inc.*	1,496	23,816
USA Truck, Inc.*	2,925	38,698
Werner Enterprises, Inc. (a)	11,717	264,804
		3,444,591
Trading Companies & Distributors 0.9%
Aceto Corp.	6,582	59,238
Aircastle Ltd.	14,056	146,885
Applied Industrial Technologies, Inc.	11,560	375,469
Beacon Roofing Supply, Inc.*	12,443	222,356
BlueLinx Holdings, Inc.*	3,450	12,627
CAI International, Inc.*	2,942	57,663
DXP Enterprises, Inc.*	2,397	57,528
H&E Equipment Services, Inc.*	7,297	84,426
Houston Wire & Cable Co. (a)	4,992	67,092
Interline Brands, Inc.*	8,950	203,792
	Shares	Value ($)

Kaman Corp.	7,223	209,973
Lawson Products, Inc.	1,100	27,379
RSC Holdings, Inc.* (a)	13,089	127,487
Rush Enterprises, Inc. "A"*	8,508	173,904
SeaCube Container Leasing Ltd.	2,950	41,477
TAL International Group, Inc.	4,635	143,082
Textainer Group Holdings Ltd.	2,700	76,923
Titan Machinery, Inc.*	3,587	69,229
United Rentals, Inc.*	16,411	373,350
Watsco, Inc.	7,611	480,102
		3,009,982
Information Technology 18.0%
Communications Equipment 2.9%
Acme Packet, Inc.*	11,930	634,199
ADTRAN, Inc.	17,011	615,968
Anaren, Inc.*	4,066	84,776
Arris Group, Inc.*	34,334	385,227
Aruba Networks, Inc.* (a)	21,117	440,923
Aviat Networks, Inc.*	16,898	85,673
Bel Fuse, Inc. "B"	2,887	68,999
BigBand Networks, Inc.*	12,600	35,280
Black Box Corp.	4,815	184,366
Blue Coat Systems, Inc.*	11,525	344,252
Calix, Inc.*	2,069	34,966
Comtech Telecommunications Corp.	7,693	213,327
DG Fastchannel, Inc.*	6,914	199,676
Digi International, Inc.*	6,804	75,524
EMS Technologies, Inc.*	4,391	86,854
Emulex Corp.*	23,649	275,747
Extreme Networks, Inc.*	23,067	71,277
Finisar Corp.* (a)	20,495	608,497
Globecomm Systems, Inc.*	5,503	55,030
Harmonic, Inc.*	30,831	264,222
Infinera Corp.* (a)	23,724	245,069
InterDigital, Inc.* (a)	11,939	497,140
Ixia*	9,063	152,077
KVH Industries, Inc.*	3,942	47,107
Loral Space & Communications, Inc.*	2,944	225,216
Meru Networks, Inc.*	1,516	23,377
NETGEAR, Inc.*	9,636	324,540
Network Engines, Inc.*	9,981	15,171
Network Equipment Technologies, Inc.*	9,355	43,314
Occam Networks, Inc.*	3,480	30,172
Oclaro, Inc.*	13,679	179,879
Oplink Communications, Inc.*	5,281	97,540
OpNext, Inc.*	13,256	23,331
PC-Tel, Inc.*	4,511	27,066
Plantronics, Inc.	13,195	491,118
Powerwave Technologies, Inc.* (a)	34,398	87,371
Riverbed Technology, Inc.*	34,447	1,211,501
SeaChange International, Inc.*	7,941	67,896
ShoreTel, Inc.*	11,735	91,650
Sonus Networks, Inc.*	57,329	153,068
Sycamore Networks, Inc.	5,089	104,783
Symmetricom, Inc.*	12,189	86,420
Tekelec*	18,195	216,702
UTStarcom, Inc.* (a)	32,533	67,018
ViaSat, Inc.*	9,037	401,333
		9,674,642
	Shares	Value ($)

Computers & Peripherals 0.7%
Avid Technology, Inc.* (a)	7,958	138,947
Compellent Technologies, Inc.*	6,471	178,535
Cray, Inc.*	9,671	69,148
Electronics for Imaging, Inc.*	12,521	179,176
Hutchinson Technology, Inc.*	6,502	24,122
Hypercom Corp.*	12,751	106,726
Imation Corp.*	8,592	88,584
Immersion Corp.*	7,833	52,559
Intermec, Inc.*	13,538	171,391
Intevac, Inc.*	6,166	86,386
Novatel Wireless, Inc.* (a)	8,473	80,917
Presstek, Inc.*	7,638	16,956
Quantum Corp.*	59,706	222,106
Rimage Corp.*	2,549	38,006
Silicon Graphics International Corp.*	8,435	76,168
STEC, Inc.* (a)	11,288	199,233
Stratasys, Inc.*	5,749	187,647
Super Micro Computer, Inc.*	6,513	75,160
Synaptics, Inc.*	9,293	273,028
Xyratex Ltd.*	8,338	135,993
		2,400,788
Electronic Equipment, Instruments & Components 2.4%
Agilysys, Inc.*	5,311	29,901
Anixter International, Inc.	7,605	454,247
Benchmark Electronics, Inc.*	17,432	316,565
Brightpoint, Inc.*	19,525	170,453
Checkpoint Systems, Inc.*	10,790	221,734
Cognex Corp.	10,964	322,561
Coherent, Inc.*	6,981	315,122
Comverge, Inc.*	6,718	46,421
CPI International, Inc.*	2,130	41,215
CTS Corp.	9,191	101,652
Daktronics, Inc. (a)	9,151	145,684
DDi Corp.	4,031	47,405
DTS, Inc.*	4,774	234,165
Echelon Corp.* (a)	9,202	93,768
Electro Rent Corp.	4,641	74,999
Electro Scientific Industries, Inc.*	7,500	120,225
Fabrinet*	2,732	58,738
FARO Technologies, Inc.*	4,287	140,785
Gerber Scientific, Inc.*	6,974	54,885
Insight Enterprises, Inc.* (a)	12,818	168,685
IPG Photonics Corp.*	7,174	226,842
L-1 Identity Solutions, Inc.*	20,703	246,573
Littelfuse, Inc.	6,054	284,901
Maxwell Technologies, Inc.* (a)	7,333	138,520
Measurement Specialties, Inc.*	4,016	117,870
Mercury Computer Systems, Inc.*	6,707	123,275
Methode Electronics, Inc.	10,078	130,712
Microvision, Inc.*	23,939	44,527
MTS Systems Corp.	4,213	157,819
Multi-Fineline Electronix, Inc.*	2,878	76,238
Newport Corp.*	9,973	173,231
OSI Systems, Inc.*	4,489	163,220
Park Electrochemical Corp.	5,694	170,820
PC Connection, Inc.*	2,400	21,264
Plexus Corp.*	10,902	337,308
Power-One, Inc.* (a)	18,684	190,577
Pulse Electronics Corp. (a)	10,660	56,711
RadiSys Corp.*	6,359	56,595
Richardson Electonics Ltd.	3,969	46,398
	Shares	Value ($)

Rofin-Sinar Technologies, Inc.*	7,633	270,514
Rogers Corp.*	4,418	168,988
Sanmina-SCI Corp.*	22,018	252,767
ScanSource, Inc.*	7,211	230,031
Smart Modular Technologies (WWH), Inc.* (a)	14,514	83,601
Spectrum Control, Inc.*	3,281	49,182
SYNNEX Corp.* (a)	6,185	192,972
TESSCO Technologies, Inc.	1,366	21,788
TTM Technologies, Inc.*	22,167	330,510
Universal Display Corp.*	8,236	252,433
Viasystems Group, Inc.*	1,209	24,349
X-Rite, Inc.*	9,918	45,325
Zygo Corp.*	4,596	56,209
		7,901,280
Internet Software & Services 2.1%
Ancestry.com, Inc.*	5,219	147,802
Archipelago Learning, Inc.*	3,236	31,745
Art Technology Group, Inc.*	42,899	256,536
comScore, Inc.*	6,269	139,861
Constant Contact, Inc.*	7,893	244,604
DealerTrack Holdings, Inc.*	11,150	223,781
Dice Holdings, Inc.*	4,529	64,991
Digital River, Inc.*	10,743	369,774
EarthLink, Inc. (a)	29,389	252,745
Envestnet, Inc.*	2,007	34,239
GSI Commerce, Inc.*	18,110	420,152
InfoSpace, Inc.*	10,031	83,257
Internap Network Services Corp.*	14,392	87,503
Internet Capital Group, Inc.*	10,076	143,281
Intralinks Holdings, Inc.*	3,074	57,515
j2 Global Communications, Inc.* (a)	12,400	358,980
Keynote Systems, Inc.	3,168	46,316
KIT Digital, Inc.* (a)	7,640	122,546
Limelight Networks, Inc.*	12,326	71,614
Liquidity Services, Inc.*	3,913	54,978
LivePerson, Inc.*	12,081	136,515
Local.com Corp.* (a)	4,426	28,725
LogMeIn, Inc.*	4,173	185,031
LoopNet, Inc.*	5,402	60,016
Marchex, Inc. "B"	5,551	52,957
Mediamind Technologies, Inc.*	1,392	19,070
ModusLink Global Solutions, Inc.*	12,637	84,668
Move, Inc.* (a)	43,755	112,450
NIC, Inc.	15,422	149,748
OpenTable, Inc.*	4,369	307,927
Openwave Systems, Inc.*	22,941	48,635
Perficient, Inc.*	5,720	71,500
QuinStreet, Inc.* (a)	2,626	50,446
Rackspace Hosting, Inc.* (a)	26,518	832,930
RealNetworks, Inc.*	22,108	92,854
RightNow Technologies, Inc.* (a)	6,050	143,204
Saba Software, Inc.*	7,942	48,605
SAVVIS, Inc.*	10,390	265,153
SPS Commerce, Inc.*	1,314	20,761
Stamps.com, Inc.	2,895	38,359
Support.com, Inc.*	12,427	80,527
TechTarget, Inc.* (a)	4,825	38,262
Terremark Worldwide, Inc.* (a)	16,134	208,935
The Knot, Inc.*	8,290	81,905
Travelzoo, Inc.*	1,483	61,129
United Online, Inc.	23,295	153,747
ValueClick, Inc.*	22,488	360,483
	Shares	Value ($)

Vocus, Inc.*	4,527	125,217
Zix Corp.*	15,575	66,505
		7,138,484
IT Services 2.0%
Acxiom Corp.*	18,800	322,420
CACI International, Inc. "A"*	8,352	445,997
Cardtronics, Inc.*	7,459	132,024
Cass Information Systems, Inc.	2,316	87,869
CIBER, Inc.*	18,447	86,332
Computer Task Group, Inc.*	3,796	41,300
CSG Systems International, Inc.*	9,406	178,150
Echo Global Logistics, Inc.*	2,944	35,446
Euronet Worldwide, Inc.* (a)	13,663	238,283
Exlservice Holdings, Inc.*	3,996	85,834
Forrester Research, Inc.	4,019	141,831
Global Cash Access Holdings, Inc.*	13,928	44,430
Heartland Payment Systems, Inc.	10,050	154,971
iGATE Corp. (a)	6,532	128,746
Integral Systems, Inc.*	5,053	50,075
Jack Henry & Associates, Inc.	23,638	689,048
Lionbridge Technologies, Inc.*	17,064	62,966
ManTech International Corp. "A"*	6,125	253,146
MAXIMUS, Inc.	4,825	316,424
MoneyGram International, Inc.* (a)	22,718	61,566
NCI, Inc. "A"*	1,678	38,577
Online Resources Corp.*	6,417	29,839
Sapient Corp.	28,499	344,838
SRA International, Inc. "A"*	11,863	242,598
Stream Global Services, Inc.* (a)	1,538	6,075
Syntel, Inc.	3,668	175,294
TeleTech Holdings, Inc.*	8,338	171,679
The Hackett Group, Inc.*	7,890	27,694
Tier Technologies, Inc. "B"*	3,861	23,127
TNS, Inc.*	6,975	145,080
Unisys Corp.*	11,820	306,020
VeriFone Systems, Inc.*	23,494	905,929
Virtusa Corp.*	3,567	58,356
Wright Express Corp.* (a)	10,580	486,680
		6,518,644
Semiconductors & Semiconductor Equipment 3.8%
Advanced Analogic Technologies, Inc.*	11,187	44,860
Advanced Energy Industries, Inc.*	10,067	137,314
Alpha & Omega Semiconductor Ltd.*	1,396	17,911
Amkor Technology, Inc.* (a)	28,958	214,000
ANADIGICS, Inc.*	18,328	127,013
Applied Micro Circuits Corp.* (a)	18,384	196,341
ATMI, Inc.*	8,529	170,068
Axcelis Technologies, Inc.*	28,848	99,814
AXT, Inc.*	8,503	88,771
Brooks Automation, Inc.*	18,225	165,301
Cabot Microelectronics Corp.*	6,334	262,544
Cavium Networks, Inc.* (a)	12,280	462,710
CEVA, Inc.*	5,605	114,903
Cirrus Logic, Inc.* (a)	18,880	301,702
Cohu, Inc.	6,487	107,555
Conexant Systems, Inc.* (a)	22,535	36,732
Cymer, Inc.*	8,205	369,799
Diodes, Inc.*	9,298	250,953
DSP Group, Inc.*	6,073	49,434
Energy Conversion Devices, Inc.* (a)	13,062	60,085
	Shares	Value ($)

Entegris, Inc.* (a)	36,122	269,831
Entropic Communications, Inc.* (a)	17,749	214,408
Evergreen Solar, Inc.* (a)	52,108	30,379
Exar Corp.*	9,949	69,444
FEI Co.*	10,285	271,627
FormFactor, Inc.*	13,717	121,807
FSI International, Inc.* (a)	11,196	49,486
GSI Technology, Inc.*	5,571	45,125
GT Solar International, Inc.* (a)	17,222	157,065
Hittite Microwave Corp.*	7,500	457,800
Ikanos Communications, Inc.*	8,327	11,158
Inphi Corp.*	1,625	32,646
Integrated Device Technology, Inc.*	41,138	273,979
Integrated Silicon Solution, Inc.*	7,155	57,455
IXYS Corp.*	6,691	77,749
Kopin Corp.*	18,387	76,490
Kulicke & Soffa Industries, Inc.*	19,411	139,759
Lattice Semiconductor Corp.*	31,184	188,975
LTX-Credence Corp.*	13,553	100,292
Mattson Technology, Inc.*	13,859	41,577
MaxLinear, Inc. "A"*	2,065	22,219
Micrel, Inc. (a)	13,541	175,898
Microsemi Corp.*	22,860	523,494
Mindspeed Technologies, Inc.*	8,832	53,875
MIPS Technologies, Inc.*	13,730	208,147
MKS Instruments, Inc.*	13,861	339,456
Monolithic Power Systems, Inc.*	8,923	147,408
MoSys, Inc.*	9,568	54,442
Nanometrics, Inc.*	4,929	63,239
Netlogic Microsystems, Inc.* (a)	17,245	541,666
NVE Corp.*	1,302	75,295
OmniVision Technologies, Inc.*	15,164	449,006
PDF Solutions, Inc.*	6,254	30,144
Pericom Semiconductor Corp.*	7,211	79,177
Photronics, Inc.*	13,946	82,421
PLX Technology, Inc.*	10,985	39,656
Power Integrations, Inc. (a)	6,638	266,449
RF Micro Devices, Inc.*	73,938	543,444
Rubicon Technology, Inc.* (a)	4,440	93,595
Rudolph Technologies, Inc.*	9,114	75,008
Semtech Corp.*	17,047	385,944
Sigma Designs, Inc.*	8,101	114,791
Silicon Image, Inc.*	20,642	151,719
Spansion, Inc. "A"*	4,081	84,477
Standard Microsystems Corp.*	6,165	177,737
Supertex, Inc.*	2,811	67,970
Tessera Technologies, Inc.*	13,881	307,464
Trident Microsystems, Inc.*	19,351	34,445
TriQuint Semiconductor, Inc.*	42,382	495,446
Ultra Clean Holdings, Inc.*	5,955	55,441
Ultratech, Inc.*	6,493	129,081
Veeco Instruments, Inc.* (a)	11,218	481,925
Volterra Semiconductor Corp.*	6,931	160,522
Zoran Corp.*	14,486	127,477
		12,603,340
Software 4.1%
ACI Worldwide, Inc.*	9,394	252,417
Actuate Corp.*	12,563	71,609
Advent Software, Inc.* (a)	4,369	253,052
American Software, Inc. "A"	5,259	35,603
Ariba, Inc.*	24,483	575,106
Aspen Technology, Inc.*	17,213	218,605
	Shares	Value ($)

Blackbaud, Inc. (a)	12,401	321,186
Blackboard, Inc.* (a)	9,382	387,477
Bottomline Technologies, Inc.*	8,578	186,228
BroadSoft, Inc.*	1,906	45,515
CDC Corp. "A"*	9,092	31,913
CommVault Systems, Inc.*	11,790	337,430
Concur Technologies, Inc.* (a)	10,981	570,243
Convio, Inc.*	1,654	13,695
Deltek, Inc.*	5,945	43,161
DemandTec, Inc.*	4,962	53,788
Digimarc Corp.*	1,854	55,639
Ebix, Inc.* (a)	7,407	175,324
Epicor Software Corp.*	13,221	133,532
EPIQ Systems, Inc.	9,361	128,527
ePlus, Inc.*	1,066	25,200
Fair Isaac Corp. (a)	11,288	263,801
FalconStor Software, Inc.*	8,242	27,611
Fortinet, Inc.*	11,511	372,381
Guidance Software, Inc.*	3,696	26,574
Interactive Intelligence, Inc.* (a)	3,676	96,164
JDA Software Group, Inc.*	11,978	335,384
Kenexa Corp.*	6,028	131,350
Lawson Software, Inc.*	37,472	346,616
Magma Design Automation, Inc.* (a)	17,730	88,827
Manhattan Associates, Inc.*	6,284	191,913
Mentor Graphics Corp.*	29,420	353,040
MicroStrategy, Inc. "A"*	2,294	196,068
Monotype Imaging Holdings, Inc.*	5,975	66,323
Motricity, Inc.*	1,365	25,348
NetScout Systems, Inc.*	8,419	193,721
NetSuite, Inc.* (a)	5,078	126,950
OPNET Technologies, Inc.	3,534	94,605
Parametric Technology Corp.*	31,624	712,489
Pegasystems, Inc.	4,491	164,505
Progress Software Corp.*	11,424	483,464
PROS Holdings, Inc.*	4,910	55,925
QAD, Inc. "A"*	1,360	12,376
QLIK Technologies, Inc.*	3,739	96,504
Quest Software, Inc.*	16,513	458,071
Radiant Systems, Inc.*	9,047	177,050
RealD, Inc.*	4,048	104,924
RealPage, Inc.*	4,299	132,968
Renaissance Learning, Inc.	3,640	43,098
Rosetta Stone, Inc.*	2,899	61,517
S1 Corp.*	14,327	98,856
Smith Micro Software, Inc.*	8,434	132,751
Solarwinds, Inc.*	9,673	186,205
Sonic Solutions*	11,767	176,505
Sourcefire, Inc.*	7,610	197,327
SRS Labs, Inc.*	3,541	31,196
SS&C Technologies Holdings, Inc.*	3,416	70,062
SuccessFactors, Inc.*	17,076	494,521
Synchronoss Technologies, Inc.*	6,412	171,265
Take-Two Interactive Software, Inc.* (a)	19,519	238,913
Taleo Corp. "A"*	10,769	297,763
TeleCommunication Systems, Inc. "A"*	12,735	59,472
TeleNav, Inc.*	2,233	16,256
THQ, Inc.*	18,916	114,631
TIBCO Software, Inc.*	45,447	895,760
TiVo, Inc.*	31,353	270,576
	Shares	Value ($)

Tyler Technologies, Inc.*	7,891	163,817
Ultimate Software Group, Inc.* (a)	6,733	327,426
VASCO Data Security International, Inc.*	7,175	58,333
Virnetx Holding Corp.	9,746	144,728
Wave Systems Corp. "A"* (a)	22,225	87,567
Websense, Inc.*	11,917	241,319
		13,830,066
Materials 5.5%
Chemicals 2.4%
A. Schulman, Inc.	8,740	200,059
American Vanguard Corp. (a)	5,708	48,746
Arch Chemicals, Inc.	6,267	237,707
Balchem Corp.	7,757	262,264
Calgon Carbon Corp.* (a)	15,030	227,254
Ferro Corp.*	23,675	346,602
Georgia Gulf Corp.*	9,370	225,442
H.B. Fuller Co.	13,559	278,231
Hawkins, Inc.	2,414	107,182
Innophos Holdings, Inc.	5,932	214,026
KMG Chemicals, Inc.	1,701	28,186
Koppers Holdings, Inc.	5,591	200,046
Kraton Performance Polymers, Inc.*	3,010	93,159
Landec Corp.*	6,891	41,208
LSB Industries, Inc.*	4,577	111,038
Minerals Technologies, Inc.	5,204	340,394
NewMarket Corp.	2,794	344,696
NL Industries, Inc.	1,832	20,445
Olin Corp.	21,539	441,980
OM Group, Inc.*	8,517	327,990
Omnova Solutions, Inc.*	11,871	99,241
PolyOne Corp.*	25,703	321,030
Quaker Chemical Corp.	3,098	129,094
Rockwood Holdings, Inc.*	14,195	555,308
Senomyx, Inc.*	10,754	76,676
Sensient Technologies Corp.	13,442	493,725
Solutia, Inc.*	33,235	767,064
Spartech Corp.*	8,472	79,298
Stepan Co.	2,189	166,955
STR Holdings, Inc.* (a)	7,872	157,440
TPC Group, Inc.*	2,187	66,310
W.R. Grace & Co.*	19,962	701,265
Westlake Chemical Corp.	5,261	228,696
Zep, Inc.	5,751	114,330
Zoltek Companies, Inc.* (a)	7,954	91,869
		8,144,956
Construction Materials 0.1%
Headwaters, Inc.*	15,745	72,112
Texas Industries, Inc.	5,776	264,425
United States Lime & Minerals, Inc.*	820	34,547
		371,084
Containers & Packaging 0.5%
AEP Industries, Inc.*	1,272	33,008
Boise, Inc.	19,374	153,636
Graham Packaging Co., Inc.*	4,730	61,679
Graphic Packaging Holding Co.*	29,723	115,622
Myers Industries, Inc.	9,851	95,949
Rock-Tenn Co. "A"	10,628	573,381
Silgan Holdings, Inc.	14,864	532,280
		1,565,555
	Shares	Value ($)

Metals & Mining 2.0%
A.M. Castle & Co.*	4,420	81,372
Allied Nevada Gold Corp.*	20,527	540,065
AMCOL International Corp. (a)	6,569	203,639
Brush Engineered Materials, Inc.*	5,482	211,825
Capital Gold Corp.*	16,275	82,514
Century Aluminum Co.*	17,719	275,176
Coeur d'Alene Mines Corp.* (a)	24,212	661,472
General Moly, Inc.* (a)	16,931	109,713
Globe Specialty Metals, Inc.	17,065	291,641
Golden Star Resources Ltd.*	71,549	328,410
Haynes International, Inc.	3,245	135,738
Hecla Mining Co.* (a)	69,810	786,061
Horsehead Holding Corp.*	12,064	157,315
Jaguar Mining, Inc.* (a)	23,334	166,372
Kaiser Aluminum Corp. (a)	4,227	211,731
Metals USA Holdings Corp.*	3,243	49,423
Molycorp, Inc.* (a)	6,896	344,110
Noranda Aluminum Holding Corp.*	3,317	48,428
Olympic Steel, Inc.	2,562	73,478
RTI International Metals, Inc.*	8,371	225,850
Stillwater Mining Co.*	12,266	261,879
Thompson Creek Metals Co., Inc.*	44,643	657,145
Universal Stainless & Alloy Products, Inc.*	1,980	61,934
US Energy Corp.*	7,549	45,898
US Gold Corp.* (a)	24,804	200,168
Worthington Industries, Inc.	15,445	284,188
		6,495,545
Paper & Forest Products 0.5%
Buckeye Technologies, Inc.	10,603	222,769
Clearwater Paper Corp.*	3,152	246,802
Deltic Timber Corp.	2,887	162,654
KapStone Paper & Packaging Corp.*	10,558	161,537
Louisiana-Pacific Corp.* (a)	34,244	323,948
Neenah Paper, Inc.	4,074	80,176
P.H. Glatfelter Co.	12,449	152,749
Schweitzer-Mauduit International, Inc. (a)	4,998	314,474
Verso Paper Corp.*	4,102	14,029
Wausau Paper Corp.	13,859	119,326
		1,798,464
Telecommunication Services 1.0%
Diversified Telecommunication Services 0.7%
AboveNet, Inc.	6,140	358,944
Alaska Communications Systems Group, Inc. (a)	12,079	134,077
Atlantic Tele-Network, Inc.	2,519	96,578
Cbeyond, Inc.* (a)	7,453	113,882
Cincinnati Bell, Inc.*	55,882	156,469
Cogent Communications Group, Inc.*	12,376	174,997
Consolidated Communications Holdings, Inc.	6,858	132,359
General Communication, Inc. "A"*	11,285	142,868
Global Crossing Ltd.*	7,979	103,089
Globalstar, Inc.*	19,342	28,046
Hughes Communications, Inc.*	2,443	98,795
IDT Corp. "B"	3,939	101,035
Iridium Communications, Inc.*	9,459	78,037
Neutral Tandem, Inc.* (a)	9,318	134,552
PAETEC Holding Corp.*	35,077	131,188
Premiere Global Services, Inc.*	16,231	110,371
	Shares	Value ($)

Vonage Holdings Corp.*	29,283	65,594
		2,160,881
Wireless Telecommunication Services 0.3%
FiberTower Corp.*	12,765	56,932
ICO Global Communications (Holdings) Ltd.*	26,197	39,296
NTELOS Holdings Corp.	8,134	154,953
Shenandoah Telecommunications Co.	6,495	121,651
Syniverse Holdings, Inc.*	19,104	589,358
USA Mobility, Inc.	6,040	107,331
		1,069,521
Utilities 2.9%
Electric Utilities 1.2%
ALLETE, Inc.	8,556	318,797
Central Vermont Public Service Corp.	3,409	74,521
Cleco Corp. (a)	16,611	510,954
El Paso Electric Co.*	12,063	332,095
Empire District Electric Co. (a)	10,826	240,337
IDACORP, Inc.	13,132	485,621
MGE Energy, Inc. (a)	6,213	265,668
Otter Tail Corp. (a)	9,852	222,064
PNM Resources, Inc.	23,866	310,735
Portland General Electric Co.	20,873	452,944
UIL Holdings Corp.	13,764	412,370
Unisource Energy Corp.	10,007	358,651
Unitil Corp.	2,880	65,491
		4,050,248
Gas Utilities 1.1%
Chesapeake Utilities Corp.	2,610	108,367
New Jersey Resources Corp.	11,229	484,082
Nicor, Inc.	12,458	621,903
Northwest Natural Gas Co. (a)	7,306	339,510
Piedmont Natural Gas Co., Inc. (a)	19,753	552,294
South Jersey Industries, Inc. (a)	8,084	426,997
Southwest Gas Corp.	12,297	450,931
The Laclede Group, Inc.	6,148	224,648
WGL Holdings, Inc.	13,865	495,952
		3,704,684
Independent Power Producers & Energy Traders 0.1%
American DG Energy, Inc.* (a)	5,451	15,099
Dynegy, Inc.*	28,518	160,271
		175,370
Multi-Utilities 0.3%
Avista Corp.	15,107	340,209
Black Hills Corp.	10,737	322,110
CH Energy Group, Inc.	4,430	216,583
NorthWestern Corp.	9,995	288,156
		1,167,058
Water Utilities 0.2%
American States Water Co.	5,163	177,969
Artesian Resources Corp. "A"	1,786	33,845
Cadiz, Inc.* (a)	3,128	38,912
California Water Service Group	5,492	204,687
Connecticut Water Service, Inc.	2,181	60,806
Consolidated Water Co., Ltd.	3,947	36,194
Middlesex Water Co.	4,598	84,373
SJW Corp.	3,607	95,477
York Water Co. (a)	3,576	61,829
		794,092
Total Common Stocks (Cost $286,957,338)		323,322,253

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
US Treasury Obligation
US Treasury Bill, 0.175%**, 5/5/2011 (b) (Cost $769,537)	770,000	769,616

	Shares	Value ($)

Closed-End Investment Companies 0.2%
Apollo Investment Corp.	52,716	583,566
Golub Capital BDC LLC	2,033	34,805
Kayne Anderson Energy Development Co.	2,788	50,212
THL Credit, Inc.	2,474	32,187
Total Closed-End Investment Companies (Cost $896,969)		700,770

	Shares	Value ($)

Securities Lending Collateral 16.0%
Daily Assets Fund Institutional, 0.27% (c) (d) (Cost $53,398,987)	53,398,987	53,398,987

Cash Equivalents 2.7%
Central Cash Management Fund, 0.19% (c) (Cost $9,059,066)	9,059,066	9,059,066

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $351,081,897)+	115.8	387,250,692
Other Assets and Liabilities, Net (a)	(15.8)	(52,964,468)
Net Assets	100.0	334,286,224

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $355,175,765. At December 31, 2010, net unrealized appreciation for all securities based on tax cost was $32,074,927. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $75,448,422 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $43,373,495.

(a) All or a portion of these securities were on loan, amounting to $50,907,809. In addition, included in other assets and liabilities, net are pending sales, amounting to $548,930, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2010 amounted to $51,456,739, which is 15.4% of net assets.

(b) At December 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

At December 31, 2010, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	USD	3/18/2011	138	10,795,740	187,157

Currency Abbreviation
USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks (e)	$323,322,253	$—	$—	$323,322,253
Closed-End Investment Companies	700,770	—	—	700,770
Short-Term Investments (e)	62,458,053	769,616	—	63,227,669
Derivatives (f)	187,157	—	—	187,157
Total	$386,668,233	$769,616	$—	$387,437,849

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the year ended December 31, 2010.

(e) See Investment Portfolio for additional detailed categorizations.

(f) Derivatives include unrealized appreciation (depreciation) on open futures contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2010
Assets
Investments: Investments in securities, at value (cost $288,623,844) — including $50,907,809 of securities loaned	$324,792,639
Investment in Daily Assets Fund Institutional (cost $53,398,987)*	53,398,987
Investment in Central Cash Management Fund (cost $9,059,066)	9,059,066
Total investments at value (cost $351,081,897)	387,250,692
Receivable for investments sold	838,903
Dividends receivable	308,527
Interest receivable	31,213
Receivable for Fund shares sold	31,814
Other assets	4,418
Total assets	388,465,567
Liabilities
Cash overdraft	89,290
Payable upon return of securities loaned	53,398,987
Payable for Fund shares redeemed	351,368
Payable for daily variation margin on open futures contracts	70,380
Accrued management fee	100,408
Other accrued expenses and payables	168,910
Total liabilities	54,179,343
Net assets, at value	$334,286,224
Net Assets Consist of
Undistributed net investment income	2,613,908
Net unrealized appreciation (depreciation) on: Investments	36,168,795
Futures	187,157
Accumulated net realized gain (loss)	(20,715,772)
Paid-in capital	316,032,136
Net assets, at value	$334,286,224
Class A Net Asset Value, offering and redemption price per share ($284,653,868 ÷ 22,942,780 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$12.41
Class B Net Asset Value, offering and redemption price per share ($49,632,356 ÷ 4,003,137 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$12.40

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2010
Investment Income
Income: Dividends (net of foreign taxes withheld of $157)	$3,966,527
Income distributions — Central Cash Management Fund	11,898
Interest	1,333
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	482,008
Total income	4,461,766
Expenses: Management fee	1,057,421
Administration fee	302,120
Custodian fee	37,780
Distribution service fee (Class B)	114,672
Services to shareholders	12,015
Professional fees	59,633
Trustees' fees and expenses	13,288
Reports to shareholders	26,288
Other	66,030
Total expenses before expense reductions	1,689,247
Expense reductions	(11,573)
Total expenses after expense reductions	1,677,674
Net investment income (loss)	2,784,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(28,473)
Futures	1,121,867
1,093,394
Change in net unrealized appreciation (depreciation) on: Investments	68,777,315
Futures	14,225
68,791,540
Net gain (loss)	69,884,934
Net increase (decrease) in net assets resulting from operations	$72,669,026

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations: Net investment income (loss)	$2,784,092	$2,948,189
Net realized gain (loss)	1,093,394	(18,300,164)
Change in net unrealized appreciation (depreciation)	68,791,540	81,005,584
Net increase (decrease) in net assets resulting from operations	72,669,026	65,653,609
Distributions to shareholders from: Net investment income: Class A	(2,379,611)	(3,930,572)
Class B	(308,033)	(665,403)
Net realized gains: Class A	—	(14,741,493)
Class B	—	(2,865,686)
Total distributions	(2,687,644)	(22,203,154)
Fund share transactions: Class A Proceeds from shares sold	44,648,931	55,527,066
Reinvestment of distributions	2,379,611	18,672,065
Cost of shares redeemed	(80,244,924)	(50,441,144)
Net increase (decrease) in net assets from Class A share transactions	(33,216,382)	23,757,987
Class B Proceeds from shares sold	6,800,894	4,826,794
Reinvestment of distributions	308,033	3,531,089
Cost of shares redeemed	(13,106,274)	(11,925,807)
Net increase (decrease) in net assets from Class B share transactions	(5,997,347)	(3,567,924)
Increase (decrease) in net assets	30,767,653	63,640,518
Net assets at beginning of period	303,518,571	239,878,053
Net assets at end of period (including undistributed net investment income of $2,613,908 and $2,554,042, respectively)	$334,286,224	$303,518,571
Other Information
Class A Shares outstanding at beginning of period	26,097,119	22,888,959
Shares sold	4,165,310	6,645,343
Shares issued to shareholders in reinvestment of distributions	204,962	2,547,349
Shares redeemed	(7,524,611)	(5,984,532)
Net increase (decrease) in Class A shares	(3,154,339)	3,208,160
Shares outstanding at end of period	22,942,780	26,097,119
Class B Shares outstanding at beginning of period	4,564,752	4,907,741
Shares sold	652,484	579,861
Shares issued to shareholders in reinvestment of distributions	26,509	481,731
Shares redeemed	(1,240,608)	(1,404,581)
Net increase (decrease) in Class B shares	(561,615)	(342,989)
Shares outstanding at end of period	4,003,137	4,564,752

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended December 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$9.90	$8.63	$14.71	$16.12	$14.40
Income (loss) from investment operations: Net investment income (loss)a	.10	.10	.18	.17	.14
Net realized and unrealized gain (loss)	2.51	1.93	(4.77)	(.40)	2.34
Total from investment operations	2.61	2.03	(4.59)	(.23)	2.48
Less distributions from: Net investment income	(.10)	(.16)	(.20)	(.14)	(.10)
Net realized gains	—	(.60)	(1.29)	(1.04)	(.66)
Total distributions	(.10)	(.76)	(1.49)	(1.18)	(.76)
Net asset value, end of period	$12.41	$9.90	$8.63	$14.71	$16.12
Total Return (%)b	26.39	26.57	(34.12)	(1.90)	17.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	285	258	198	305	536
Ratio of expenses before expense reductions (%)	.52	.56	.54	.53	.47
Ratio of expenses after expense reductions (%)	.52	.50	.47	.51	.45
Ratio of net investment income (loss) (%)	.96	1.19	1.51	1.09	.93
Portfolio turnover rate (%)	16	26	25	24	c	42
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Class B Years Ended December 31,	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$9.89	$8.62	$14.70	$16.11	$14.39
Income (loss) from investment operations: Net investment income (loss)a	.08	.08	.15	.13	.10
Net realized and unrealized gain (loss)	2.50	1.93	(4.77)	(.40)	2.34
Total from investment operations	2.58	2.01	(4.62)	(.27)	2.44
Less distributions from: Net investment income	(.07)	(.14)	(.17)	(.10)	(.06)
Net realized gains	—	(.60)	(1.29)	(1.04)	(.66)
Total distributions	(.07)	(.74)	(1.46)	(1.14)	(.72)
Net asset value, end of period	$12.40	$9.89	$8.62	$14.70	$16.11
Total Return (%)b	26.11	26.27	(34.33)	(2.16)	17.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	50	45	42	73	68
Ratio of expenses before expense reductions (%)	.77	.81	.79	.78	.72
Ratio of expenses after expense reductions (%)	.77	.75	.72	.76	.70
Ratio of net investment income (loss) (%)	.71	.93	1.26	.84	.68
Portfolio turnover rate (%)	16	26	25	24	c	42
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of two series. DWS Small Cap Index VIP (the "Fund") is a diversified series of the Trust offered to investors. The Fund is an underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act and record keeping fees equal to an annual rate up to 0.25% and 0.15%, respectively, of the Class B shares average daily net assets. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable Rule 12b-1 distribution fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At December 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $16,467,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2017 (the expiration date), whichever occurs first.

During the year ended December 31, 2010, the Fund utilized $3,031,000 of prior year capital loss carryforward.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2010, the Fund's components of distributable earnings (accumulated gains) on a tax basis were as follows:
Undistributed ordinary income*	$2,679,539
Capital loss carryforwards	$(16,467,000)
Unrealized appreciation (depreciation) on investments	$32,074,927

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2010	2009
Distributions from ordinary income*	$2,687,644	$4,835,835
Distributions from long-term capital gains	$—	$17,367,319

* For tax purposes, short-term capital gains distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Real Estate Investment Trusts. The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the year ended December 31, 2010, the Fund invested in futures to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of December 31, 2010 is included in a table following the Fund's Investment Portfolio. For the year ended December 31, 2010, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $5,178,000 to $10,796,000.

The following tables summarize the value of the Fund's derivative instruments held as of December 31, 2010 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Liability Derivative	Futures Contracts
Equity Contracts (a)	$187,157

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Net unrealized appreciation (depreciation) on futures. Liability of payable for daily variation margin on open futures contracts reflects unsettled variation margin.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the year ended December 31, 2010 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Equity Contracts (a)	$1,121,867

The above derivative is located in the following Statement of Operations account:

(a) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Equity Contracts (a)	$14,225

The above derivative is located in the following Statement of Operations account:

(a) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the year ended December 31, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated $47,056,419 and $89,989,733, respectively.

D. Related Parties

Investment Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold, or entered into by the Fund or delegates such responsibility to the Fund's sub-advisor. Pursuant to the Investment Management Agreement with the Advisor, the Fund pays the Advisor an annual fee based on its average daily net assets, computed and accrued daily and payable monthly at the annual rate of 0.35%.

Northern Trust Investments, Inc. ("NTI") acts as investment sub-advisor for the Fund. As the Fund's investment sub-advisor, NTI makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to these purchase and sale decisions. NTI is paid by the Advisor for its services.

For the period from January 1, 2010 through September 30, 2010, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.53%
Class B	.93%

For the period from October 1, 2010 through September 30, 2011, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of Class A shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.50%.

Accordingly, for the year ended December 31, 2010, the Advisor waived a portion of its management fee aggregating $10,237 and the amount charged aggregated $1,047,184, which was equivalent to an annual effective rate of 0.35% of the Fund's average daily net assets.

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays DIMA an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2010, the Administration Fee was $302,120, of which $27,943 is unpaid.

Distribution Service Agreement. DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, is the Fund's distributor. In accordance with the Distribution Plan, DIDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2010, the Distribution Service Fee was as follows:
Distribution Service Fee	Total Aggregated	Unpaid at December 31, 2010
Class B	$114,672	$10,481

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee they receive from the Fund. For the year ended December 31, 2010, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at December 31, 2010
Class A	$1,336	$1,336	$—
Class B	354	—	84
	$1,690	$1,336	$84

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2010, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $26,288, of which $10,993 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of the underlying money market funds. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Ownership of the Fund

At December 31, 2010, one participating insurance company was beneficial owner of record of 10% or more of the total outstanding Class A shares of the Fund, owning 57%. At December 31, 2010, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Fund, each owning 45% and 26%, respectively.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Investments VIT Funds and the Shareholders of DWS Small Cap Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Small Cap Index VIP (the "Fund") at December 31, 2010, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.
Boston, Massachusetts February 11, 2011	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

For corporate shareholders, 100% of the income dividends paid during the Fund's fiscal year ended December 31, 2010, qualified for the dividends received deduction.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, contact your insurance provider.

Proxy Voting

The Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting" at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreement (the "Sub-Advisory Agreement," and together with the Agreement, the "Agreements") between DWS and Northern Trust Investments, Inc. ("NTI") in September 2010.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2010, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate substantial time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Equity Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's Rule 12b-1 Plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Independent Trustees as a group. The Independent Trustees reviewed the Contract Committee's findings and recommendations and presented their recommendations to the full Board.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreements, DWS and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by Lipper), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2009, the Fund's performance (Class A shares) was in the 3rd quartile of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS and NTI historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses, and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include the 0.10% fee paid to DWS under the Fund's administrative services agreement, were higher than the median (4th quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2009). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DWS out of its fee and not directly by the Fund. The Board noted that the Fund's Class A shares total (net) operating expenses were expected to be higher than the median (4th quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2009, and analyzing Lipper expense universe Class A expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on factors as asset size). The Board also noted that the expense limitation agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS US mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DWS pays NTI's fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedule was the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DWS and NTI and their affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS and NTI related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of the investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.
Thomas H. Mack

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of December 31, 2010. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Paul K. Freeman, Independent Chairman, DWS Funds, PO Box 101833, Denver, CO 80250-1833. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex. The Length of Time Served represents the year in which the Board Member joined the board of one or more DWS funds now overseen by the Board.
Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in DWS Fund Complex Overseen
Paul K. Freeman (1950) Chairperson since 2009 Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Executive and Governing Council of the Independent Directors Council (education committees); formerly, Project Leader, International Institute for Applied Systems Analysis (1998-2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986-1998)	122
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996-1998); Executive Vice President and Head of International Banking (1995-1996). Directorships: Healthways, Inc. (provider of disease and care management services); Portland General Electric (utility company); Stockwell Capital Investments PLC (private equity). Former Directorships: First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	122
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Lead Director, Becton Dickinson and Company3 (medical technology company); Lead Director, Belo Corporation3 (media company); Public Radio International; Public Radio Exchange (PRX); The PBS Foundation. Former Directorships: Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	122
Dawn-Marie Driscoll (1946) Board Member since 1987
President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley University; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since 2007); Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		122
Keith R. Fox (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds). Directorships: Progressive International Corporation (kitchen goods importer and distributor); BoxTop Media Inc. (advertising); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies	122
Kenneth C. Froewiss (1945) Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009-present; Clinical Professor from 1997-September 2009); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	122
Richard J. Herring (1946) Board Member since 1990
Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center (since July 2000); Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; Director, Japan Equity Fund, Inc. (since September 2007), Thai Capital Fund, Inc. (since September 2007), Singapore Fund, Inc. (since September 2007); Independent Director of Barclays Bank Delaware (since September 2010). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000); Director, Lauder Institute of International Management Studies (July 2000-June 2006)
		122
William McClayton (1944) Board Member since 2004+	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001-2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966-2001); Trustee, Ravinia Festival	122
Rebecca W. Rimel (1951) Board Member since 1995
President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001-2007); Director, CardioNet, Inc.2 (2009-present) (health care). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983-2004); Board Member, Investor Education (charitable organization) (2004-2005); Director, Viasys Health Care2 (January 2007-June 2007); Trustee, Pro Publica (charitable organization) (2007-2010)
		122
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; Trustee of 22 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989-September 2003)	122
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997-2001); Director, Financial Markets US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation. Former Directorships: Service Source, Inc., Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	122
Robert H. Wadsworth (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	125

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark6 (1965) President, 2006-present
Managing Director3, Deutsche Asset Management (2006-present); President of DWS family of funds; Director, ICI Mutual Insurance Company (since October 2007); formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

Ingo Gefeke7 (1967) Executive Vice President since 2010
Managing Director3, Deutsche Asset Management; Global Head of Distribution and Product Management, DWS Global Head of Trading and Securities Lending. Member of the Board of Directors of DWS Investment GmbH Frankfurt (since July 2009) and DWS Holding & Service GmbH Frankfurt (since January 2010); formerly, Global Chief Administrative Officer, Deutsche Asset Management (2004-2009); Global Chief Operating Officer, Global Transaction Banking, Deutsche Bank AG, New York (2001-2004); Chief Operating Officer, Global Banking Division Americas, Deutsche Bank AG, New York (1999-2001); Central Management, Global Banking Services, Deutsche Bank AG, Frankfurt (1998-1999); Relationship Management, Deutsche Bank AG, Tokyo, Japan (1997-1998)

John Millette8 (1962) Vice President and Secretary, 1999-present	Director3, Deutsche Asset Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present
Managing Director3, Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Caroline Pearson8 (1962) Chief Legal Officer, April 2010-present	Managing Director3, Deutsche Asset Management; formerly, Assistant Secretary for DWS family of funds (1997-2010)
Rita Rubin9 (1970) Assistant Secretary, 2009-present	Vice President and Counsel, Deutsche Asset Management (since October 2007); formerly, Vice President, Morgan Stanley Investment Management (2004-2007)
Paul Antosca8 (1957) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2006); Vice President, The Manufacturers Life Insurance Company (U.S.A.) (1990-2006)
Jack Clark8 (1967) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management (since 2007); formerly, Vice President, State Street Corporation (2002-2007)
Diane Kenneally8 (1966) Assistant Treasurer, 2007-present	Director3, Deutsche Asset Management
John Caruso9 (1965) Anti-Money Laundering Compliance Officer, 2010-present	Managing Director3, Deutsche Asset Management

Name, Year of Birth, Position with the Fund and Length of Time Served5	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Robert Kloby9 (1962) Chief Compliance Officer, 2006-present	Managing Director3, Deutsche Asset Management

1 The length of time served represents the year in which the Board Member joined the board of one or more DWS funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more DWS funds.

6 Address: 100 Plaza One, Jersey City, NJ 07311.

7 Effective January 11, 2011, Mr. Gefeke, Executive Vice President, resigned as an officer of the fund.

The mailing address of Mr. Gefeke is 345 Park Avenue, New York, New York 10154. Mr. Gefeke was an interested Board Member of certain DWS funds by virtue of his positions with Deutsche Asset Management. As an interested person, Mr. Gefeke received no compensation from the fund.

8 Address: One Beacon Street, Boston, MA 02108.

9 Address: 60 Wall Street, New York, New York 10005.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investments Distributors, Inc.

222 South Riverside Plaza

Chicago, IL 60606

(800) 621-1148

vit-scif-2 (R-20601-1 2/11)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. William McClayton, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS SMALL CAP INDEX VIP
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund
Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2010	$41,762	$0	$0	$0
2009	$43,394	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers
The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.
Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2010	$7,500	$0	$0
2009	$2,000	$0	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures.

Non-Audit Services
The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2010	$0	$0	$0	$0
2009	$0	$0	$100,000	$100,000

All other engagement fees were billed for services in connection with an internal control review of a subadvisor.

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.
***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 23, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 23, 2011